                                                                                          Registration No.  2-49887
                                                                                                 File No.  811-2454

                                        SECURITIES AND EXCHANGE COMMISSION
                                               WASHINGTON, DC 20549

                                                     FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933                                                                                                  [   ]

Pre-Effective Amendment No. _____                                                                             [   ]

Post-Effective Amendment No. 64                                                                                 [X]

                                                      and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                                                   [   ]

Amendment No. 33                                                                                                [X]

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                                        OPPENHEIMER MONEY MARKET FUND, INC.
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                                (Exact Name of Registrant as Specified in Charter)

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                                    6803 South Tucson Way, Englewood, CO 80112
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                                (Address of Principal Executive Offices) (Zip Code)

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                                                  (303) 768-3200
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                               (Registrant's Telephone Number, including Area Code)

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                                               Robert G. Zack, Esq.
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                                              OppenheimerFunds, Inc.

                                   498 Seventh Avenue, New York, New York 10018

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                                      (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[   ]    Immediately upon filing pursuant to paragraph (b)
[   ]    On _____________ pursuant to paragraph (b)
[   ]    60 days after filing pursuant to paragraph (a)(1)
[X ]     On September 24, 2002 pursuant to paragraph (a)(1)
[   ]    75 days after filing pursuant to paragraph (a)(2)
[   ]    On _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[   ]    This  post-effective  amendment  designates a new  effective  date for a previously  filed  post-effective amendment.

Oppenheimer
Money Market Fund, Inc.

Prospectus dated September 24, 2002

                                                             Oppenheimer Money Market Fund, Inc. is a money market
                                                             mutual fund.  Its goal is to seek the maximum current
                                                             income that is consistent with stability of principal.
                                                             The Fund invests in short-term, high-quality "money
                                                             market" instruments.
                                                                      This Prospectus contains important information
                                                             about the Fund's objective, its investment policies,
                                                             strategies and risks. It also contains important
                                                             information about how to buy and sell shares of the
                                                             Fund and other account features. Please read this
                                                             Prospectus carefully before you invest and keep it for
                                                             future reference about your account.

As with all mutual funds, the Securities and Exchange
Commission has not approved or disapproved the Fund's
securities nor has it determined that this Prospectus is
accurate or complete. It is a criminal offense to
represent otherwise.

                                                     (OppenheimerFunds logo)

CONTENTS

                  ABOUT THE FUND

                  The Fund's Investment Objective and Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Performance

                  Fees and Expenses of the Fund

                  About the Fund's Investments

                  How the Fund is Managed

                  ABOUT YOUR ACCOUNT

                  How to Buy Shares

                  Special Investor Services
                  AccountLink
                  PhoneLink
                  OppenheimerFunds Internet Web Site
                  Retirement Plans

                  How to Sell Shares
                  By Mail
                  By Telephone
                  By Checkwriting

                  How to Exchange Shares

                  Shareholder Account Rules and Policies

                  Dividends and Tax Information

                  Financial Highlights

5

ABOUT THE FUND

The Fund's Investment Objective and Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?  The Fund's objective is to seek the maximum current income that is consistent with stability of principal.

WHAT DOES THE FUND INVEST IN?  The Fund is a money market fund.  It invests in a variety of high-quality money market instruments to seek income.  Money market instruments are short-term debt instruments issued by the U.S.
government, domestic and foreign corporations and financial institutions and other entities.  They include, for example, bank obligations, repurchase agreements, commercial paper, other corporate debt obligations and government debt obligations.

         To be considered "high-quality," generally they must be rated in one of the two highest credit-quality categories for short-term securities by nationally-recognized rating services.  If unrated, a security must be determined by the Fund's investment manager to be of comparable quality to rated securities.

WHO IS THE FUND DESIGNED FOR?  The Fund is designed for investors who want to earn income at current money market rates while preserving the value of their investment, because the Fund tries to keep its share price stable at
$1.00.  Income on short-term securities tends to be lower than income on longer term debt securities, so the
Fund's yield will likely be lower than the yield on longer-term fixed income funds.  The Fund also offers easy access to your money through checkwriting and wire redemption privileges.  The Fund does not invest for the purpose of seeking capital appreciation or gains and is not a complete investment program.

Main Risks of Investing in the Fund

All investments carry risks to some degree.  The Fund's investments are subject to changes in their value from a number of factors, described below.  There is also the risk that the value of  your investment could be eroded over time by the effects of inflation and that poor security selection by the Fund's investment Manager,
OppenheimerFunds, Inc., will cause the Fund to underperform other funds having similar objectives.

         There are risks that any of the Fund's holdings could have its credit rating downgraded, or the issuer could default, or that interest rates could rise sharply, causing the value of the Fund's investments (and its share price) to fall.  As a result, there is a risk that the Fund's shares could fall below $1.00 per share.

         An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund's Performance

The bar chart and table below show one measure of the risks of investing in the Fund by showing changes in the
Fund's performance from year to year for the last ten calendar years and by showing the average annual total returns for the 1-, 5- and 10- year periods.  Variability of returns is one measure of the risks of investing in a money market fund.  The Fund's past investment performance does not predict how the Fund will perform in the future.

Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for annual total return data for bar chart.]

For the period from 1/1/02 through 6/30/02, the cumulative total return (not annualized) was ____%. Expenses during that period are not representative of expenses during current periods, as explained under "Fees and
Expenses of the Fund" below. During the period shown in the bar chart, the  highest return (not annualized) for a calendar quarter was ____% (___ Q ___) and the lowest return for a calendar quarter was _____% (____ Q ___).

   --------------------------------- -------------------- --------------------------- ---------------------------

   Average Annual Total
   Returns for the periods
   ended December 31, 2001                 1 Year                  5 Years                     10 Years

   --------------------------------- -------------------- --------------------------- ---------------------------
   --------------------------------- -------------------- --------------------------- ---------------------------

   Fund Shares                              ____%                   _____%                      ____%

   --------------------------------- -------------------- --------------------------- ---------------------------

The returns measure the performance of a hypothetical account and assume that all distributions have been reinvested in additional shares.
The total returns are not the Fund's current yield. The Fund's yield more closely reflects the Fund's current earnings. To obtain the Fund's current 7-day yield information, please call the Transfer Agent toll-free at
1.800.525.7048.

Fees and Expenses of the Fund

The Fund pays a variety of expenses directly for investment management, administration and other services.  Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset value per share. All shareholders therefore pay those expenses indirectly. The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund.  During the period February 1, 2002 to July
30, 2002, the Manager, OppenheimerFunds, Inc., reimbursed the Fund for $x of its expenses. Under a new investment advisory agreement approved by shareholders on July 29, 2002, no future expense reimbursements are anticipated.
For that reason, the numbers below are based on the Fund's expenses during its fiscal year ended July 31, 2002, without taking into consideration these expense reimbursements.

Shareholder Fees.  The Fund does not charge any initial sales charge to buy shares or to reinvest dividends.
There are no exchange fees or redemption fees and no contingent deferred sales charges (unless you buy Fund shares by exchanging Class A shares of other Oppenheimer funds that were purchased subject to a contingent deferred sales charge, as described in "How to Sell Shares").

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

    ------------------------------------------------------- ----------------------------------------------------

    Management Fees                                                                ____%

    ------------------------------------------------------- ----------------------------------------------------
    ------------------------------------------------------- ----------------------------------------------------
    Distribution (12b-1) Fees                                                      None
    ------------------------------------------------------- ----------------------------------------------------
    ------------------------------------------------------- ----------------------------------------------------

    Other Expenses                                                                _____%

    ------------------------------------------------------- ----------------------------------------------------
    ------------------------------------------------------- ----------------------------------------------------

    Total Annual Operating Expenses                                               _____%

    ------------------------------------------------------- ----------------------------------------------------

"Other expenses" in the table include transfer agent fees, custodial fees, and accounting and legal expenses the
Fund pays.  The Fund's transfer agent has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% per annum, effective October 1, 2001. That undertaking may be amended or withdrawn at any time.
Management fees were x% and total operating expenses were y% when non-recurring expense reimbursements described above are taken into effect.

EXAMPLE.  The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Your actual costs may be higher or lower, because expenses will vary over time.  Based on these assumptions your expenses would be as follows, whether or not you redeem your investment at the end of each period:

    ------------------------- ----------------------------- ---------------------------- -----------------------
             1 Year                     3 Years                       5 Years                   10 Years
    ------------------------- ----------------------------- ---------------------------- -----------------------
    ------------------------- ----------------------------- ---------------------------- -----------------------

              $---                        $---                         $---                       $---

    ------------------------- ----------------------------- ---------------------------- -----------------------

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES. The Fund invests in short-term money market securities meeting quality standards established by its Board of Directors as well as rules that apply to money market funds under the
Investment Company Act.  The Statement of Additional Information contains more detailed information about the
Fund's investment policies and risks.

         The Manager tries to reduce risks by diversifying investments and by carefully researching investments before they are purchased. The rate of the Fund's income will vary from day to day, generally reflecting changes in overall short-term interest rates. There is no assurance that the Fund will achieve its investment objective.

What Does the Fund Invest In? Money market instruments are high-quality, short-term debt   instruments.  They may
          have fixed, variable or floating interest rates.  All of the Fund's money market investments must meet the special quality and maturity requirements set under the Investment Company Act and the special standards set by the Fund's Board, described briefly below. The following is a brief description of the types of money market securities the Fund may invest in.

         o    U.S. Government Securities.  These include obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.  Some are direct obligations of the U.S. Treasury, such as
         Treasury bills, notes and bonds, and are supported by the full faith and credit of the United States.
         Other U.S. government securities, such as pass-through certificates issued by the Government National
         Mortgage Association (Ginnie Mae), are also supported by the full faith and credit of the U.S.
         government.  Some government securities agencies or instrumentalities of the U.S. government are supported by the right of the issuer to borrow from the U.S. Treasury, such as securities of Federal
         National Mortgage Association (Fannie Mae).  Others may be supported only by the credit of the instrumentality, such as obligations of Federal Home Loan Mortgage Corporation (Freddie Mac).

         o    Bank Obligations.  The Fund can buy time deposits, certificates of deposit and bankers'
         acceptances.  These obligations must be  denominated in U.S. dollars, even if issued by a foreign bank.

         o    Commercial Paper.  Commercial paper is a short-term, unsecured promissory note of a domestic or foreign company or other financial firm.  The Fund may buy commercial paper only if it matures in nine months or less from the date of purchase.

         o    Corporate Debt Obligations.  The Fund can invest in other short-term corporate debt obligations, besides commercial paper, that at the time of purchase by the Fund meets the Fund's quality standards, described below.

         o    Other Money Market Obligations.  The Fund may invest in money market obligations other than those listed above if they are subject to repurchase agreements or guaranteed as to their principal and interest by a corporation whose commercial paper may be purchased by the Fund or by a domestic bank.
         The bank must meet credit criteria set by the Fund's Board of Directors.

         Additionally, the Fund may buy other money market instruments that its Board of Directors approves from time to time.  They must be U.S. dollar-denominated short-term investments that the Board must determine to have minimal credit risks.

         Currently, the Board has approved the purchase of dollar-denominated obligations of foreign banks payable in the U.S. or in other approved locations, floating or variable rate demand notes, asset-backed securities, and bank loan participation agreements.  Their purchase may be subject to restrictions adopted by the
Board from time to time.  That limitation does not apply to securities issued by foreign branches of U.S. banks.

WHAT CREDIT QUALITY AND MATURITY STANDARDS APPLY TO THE FUND'S INVESTMENTS? Money market instruments are subject to credit risk, the risk that the issuer might not make timely payments of interest on the security or repay principal when it is due.  The Fund may buy only those investments that meet standards set by the Board of
Directors and in the Investment Company Act for money market funds.  The Fund's Board has adopted evaluation procedures for the Fund's portfolio, and the Manager has the responsibility to implement those procedures when selecting investments for the Fund.

         In general, the Fund buys only high-quality investments that the Manager believes present minimal credit risk at the time of purchase. "High-quality" investments are:

         o        rated in one of the two highest short-term rating categories of two national rating organizations, or

         o        rated by one rating organization in one of its two highest rating categories (if only one rating organization has rated the investment), or

         o        unrated investments, subject to review by the Fund's Board, that the Manager determines are comparable in quality to the two highest rating categories.

         The procedures also limit the amount of the Fund's assets that can be invested in the securities of any one issuer (other than the U.S. government, its agencies and instrumentalities), to spread the Fund's investment risks.  A security's maturity must not exceed 397 days.  Finally, the Fund must maintain an average portfolio maturity of not more than 90 days, to reduce interest rate risks.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE?  The Board of Directors of the Fund may change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus.  Fundamental policies cannot be changed without the approval of a majority of the
Fund's outstanding voting shares.  The Fund's investment objective is a fundamental policy.  Some investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES.  To seek its objective, the Fund can also use the investment techniques and strategies described below.  The Fund might not always use all of them. These techniques involve risks, although some of them are designed to help reduce overall investment or market risks.  The Statement of Additional
Information contains more information about some of these practices.

Floating Rate/Variable Rate Notes.  The Fund can purchase notes with floating or variable interest rates.
         Variable rates are adjustable at stated periodic intervals.  Floating rates are adjusted automatically according to a specified market rate or benchmark, such as the prime rate of a bank.  If the maturity of a note is greater than 397 days, it may be purchased only if it has a demand feature.  That feature must permit the Fund to recover the principal amount of the note on not more than thirty days' notice at any time, or at specified times not exceeding 397 days from purchase.

Obligations of Foreign Banks and Foreign Branches of U.S. Banks.  The Fund can invest in U.S. dollar-denominated securities of foreign banks that are payable in the U.S. or in locations approved by the Fund's Board.
         It can also buy dollar-denominated securities of foreign branches of U.S. banks. These securities have investment risks different from obligations of domestic branches of U.S. banks.  Risks that may affect the bank's ability to pay its debt include:

         o    political and economic developments in the country in which the bank or branch is located,
         o    imposition of withholding taxes on interest income payable on the securities,
         o    seizure or nationalization of foreign deposits,
         o    the establishment of exchange control regulations and
         o    the adoption of other governmental restrictions that might affect the payment of principal and interest on those securities.

         Additionally, not all of the U.S. and state banking laws and regulations that apply to domestic banks and that are designed to protect depositors and investors apply to foreign branches of domestic banks. None of those U.S. and state regulations apply to foreign banks.

Asset-Backed Securities.  The Fund can invest in asset-backed investments.  These are fractional interests in pools of consumer loans and other trade receivables, which are the
obligations of a number of different parties.  The income from the underlying pool is                    passed
through to investors, such as the Fund.

         These investments might be supported by a credit enhancement, such as a letter of credit, a guarantee or a preference right.  However, the credit enhancement generally applies only to a fraction of the security's value.  If the issuer of the security has no security interest in the related collateral, there is the risk that the Fund could lose money if the issuer defaults.

Repurchase Agreements.  The Fund may enter into repurchase agreements.  In a repurchase
transaction, the Fund buys a security and simultaneously sells it to the vendor for delivery            at a
future date.  Repurchase agreements must be fully collateralized.  However, if the                   vendor fails
to pay the resale price on the delivery date, the Fund may incur costs in                      disposing of the
collateral and may experience losses if there is any delay in its ability to              do so.  There is no
limit on the amount of the Fund's net assets that may be subject to                    repurchase agreements of 7
days or less.

Illiquid and Restricted Securities.  Investments may be illiquid because they do not have an
active trading market, making it difficult to value them or dispose of them promptly at an             acceptable
price.  A restricted security is one that has a contractual limit on resale or which           cannot be sold
publicly until it is registered under federal securities laws.  The Fund will              not invest more than
10% of its net assets in illiquid or restricted securities.  That limit                does not apply to certain
restricted securities that are eligible for resale to qualified                       institutional purchasers.
The Manager monitors holdings of illiquid securities on an                    ongoing basis to determine whether
to sell any holdings to maintain adequate liquidity.                 Difficulty in selling a security may result
in a loss to the Fund or additional costs.
How the Fund is Managed

THE MANAGER. The Manager chooses the Fund's investments and handles its day-to-day business.  The Manager carries out its duties, subject to the policies established by the Fund's Board of Directors, under an investment advisory agreement which states the Manager's responsibilities.  The agreement sets the fees the Fund pays to the
Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

         The Manager has operated as an investment  advisor since  January 1960.  The Manager and its  subsidiaries and affiliates  managed more than $125 billion in assets as of June 30, 2002,  including  other  Oppenheimer  funds with more than 7 million  shareholder  accounts.  The Manager is located at 6803 South  Tucson Way,  Englewood,  CO
80112.

Portfolio  Managers.  Carol E. Wolf and Barry D. Weiss are the portfolio  managers and are Vice  Presidents of the  Fund.  They  are  the  persons  principally  responsible  for the  day-to-day  management  of the  Fund's portfolio.  Ms. Wolf has had this  responsibility  since  November  1988 and Mr. Weiss,  since July 2001.  Ms.
Wolf is a Senior Vice President of the Manager and Mr. Weiss is a Vice  President,  and each is an officer and portfolio  manager of other  Oppenheimer  funds.  Prior to joining  the  Manager as Senior  Credit  Analyst in
February,  2000, Mr. Weiss held the following  positions:  Associate  Director,  Fitch IBCA Inc. (April 1998 -
February 2000); News Director,  Fitch Investors Service (September 1996 - April 1998);  Senior Budget Analyst,
City of New York, Office of Management & Budget (February 1990 - September 1996).

Advisory Fees.  Under the Investment Advisory Agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.45% of the first $500 million of average annual net assets, 0.425% of the next $500 million, 0.40% of the next $500 million, and 0.375% of net assets in excess of
$1.5 billion.  The Fund's management fee for the fiscal year ended July 31, 2002 was ____% of the Fund's average annual net assets, before taking into account expense reimbursements of $x by the Manager during the period
February 1, 2002 to July 30, 2002. Under the Fund's current investment advisory agreement, approved by Fund shareholders on July 29, 2002, no future expense reimbursements are anticipated.

About Your Account

How to Buy Shares?

HOW DO YOU BUY SHARES?  You can buy shares several ways, as described below. The Fund's Distributor,
OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders.  The
Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

         The Fund intends to be as fully invested as possible to maximize its yield.  Therefore, newly-purchased shares normally will begin to accrue dividends after the Distributor accepts your purchase order, starting on the business day after the Fund receives Federal Funds from your purchase payment.

Buying Shares Through Your Dealer.  You can buy shares through any dealer, broker, or
financial institution that has a sales agreement with the Distributor. Your dealer will place            your
order with the Distributor on your behalf.

         o Guaranteed Payment Procedures.  Some broker-dealers may have arrangements with the Distributor to enable them to place purchase orders for shares on a regular business day and to guarantee that the
         Fund's custodian bank will receive Federal Funds to pay for the shares by 2:00 P.M. on the next regular business day.  The shares will start to accrue dividends starting on the day the Federal Funds are received by 2:00 P.M.

  Buying Shares Through the Distributor.  Complete an OppenheimerFunds New Account                   Application
and return it with a check payable to "OppenheimerFunds Distributor, Inc."               Mail it to P.O. Box
5270, Denver, Colorado 80217.  Your check should be in U.S. dollars            and drawn on a U.S. bank so that
dividends will begin to accrue on the next regular                      business day after the Distributor
accepts your purchase order.      If you don't list a dealer              on the application, the Distributor
will act as your agent in buying the shares.  However,               we recommend that you discuss your
investment with a financial advisor before you make            a purchase to be sure that the Fund is appropriate
for you.

         o Paying by Federal Funds Wire.  Shares purchased through the Distributor may be paid for by Federal
          Funds wire.  The minimum investment is $2,500.  Before sending a wire, call the Distributor's Wire
          Department at 1.800.525.7048 to notify the Distributor of the wire, and to receive further instructions.

         o Buying Shares Through OppenheimerFunds AccountLink.  With AccountLink, you pay for shares by electronic funds transfers from your bank account.  Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH) System.  You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below. Please refer to "AccountLink,"
         below for more details.  Dividends begin to accrue on shares purchased this way on the business day after the Fund receives the ACH payment from your bank.

         o Buying Shares Through Asset Builder Plans.  You may purchase shares of the Fund (and up to four other
         Oppenheimer funds) automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the Asset Builder Application and the
         Statement of Additional Information.

HOW MUCH MUST YOU INVEST? You can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $25 (effective November 1, 2002, the additional purchase amount is
$50). There are reduced minimum investments under special investment plans.

         o       With Asset Builder Plans, 403(b) plans, Automatic Exchange Plans and military allotment plans, you can make initial and subsequent investments for as little as $25.  You can make additional purchases of at least $25 through AccountLink.

         o       AccountLink. Effective November 1, 2002, for any new Asset Builder Plan, each purchase must be at least $50 and shareholders must invest at least $500 before an Asset Builder Plan can be established.
         Accounts established prior to November 1, 2002, will remain at $25 for additional purchases.

         o  Under retirement plans, such as IRAs, pension and profit-sharing plans and 401(k)              plans,
you can start your account with as little as $250. If your IRA is started under an                 Asset Builder
Plan, the $25 minimum applies.  Additional purchases may be as little as                $25.  Effective November
1, 2002, the minimum initial investment to establish an IRA is             $500 and additional purchases must be
at least $50. Accounts established prior to                          November 1, 2002, will remain at $25 for
additional purchases.

         o The minimum investment requirement does not apply to reinvesting dividends from the Fund or other
         Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask
         your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD?  Shares are sold at their offering price, which is the net asset value per share without any sales charge.  The net asset value per share will normally remain fixed at $1.00 per share.  However, there is no guarantee that the Fund will maintain a stable net asset value of $1.00 per share. The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the
Distributor receives the order and sends it to the Distributor.

Net Asset Value.   The Fund calculates the net asset value of shares of the Fund each day, at 4:00 P.M., on each day The New York Stock Exchange is open for trading (referred to in this Prospectus as a "regular business day").
All references to time in this Prospectus mean "New York Time."

  The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. Under a policy adopted by the Fund's Board of
Directors, the Fund uses the amortized cost method to value its securities to determine net asset value.

If, after the close of the principal market on which a security held by the Fund is traded, and before the time the Fund's securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the Fund's Board of Directors may determine a new value for such security in good faith in accordance with its established pricing procedures.

The Offering Price.  To receive the offering price for a particular day, in most cases the Distributor or its designated agent must receive your order by the time of day The New York Stock Exchange closes that day.  If your order is received on a day when the Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.

  Buying Through a Dealer.  If you buy shares through a dealer, your dealer must receive the                 order
  by the close of The New York Stock Exchange and transmit it to the Distributor so            that it is received
  before the Distributor's close of business on a regular business day                  (normally 5:00 P.M.) to
  receive that day's offering price. Otherwise, the order will receive          the next offering price that is
  determined.

WHAT CLASS OF SHARES DOES THE FUND OFFER?  The Fund offers investors one class of shares. Those shares are considered to be Class A shares for the purposes of exchanging them or reinvesting dividends among other
Oppenheimer funds that offer more than one class of shares.

Special Investor Services

ACCOUNTLINK.  You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an Automated Clearing House (ACH) member. AccountLink lets you:
             o transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset Builder Plans, or
             o    have the Transfer Agent send redemption proceeds or to transmit dividends and distributions directly to your bank account. Please call the Transfer Agent for more information.

         You may purchase shares  by telephone only after your account has been established.  To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.852.8457.  The purchase payment will be debited from your bank account.

         AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer.  After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges.
After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK.  PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the special
PhoneLink number, 1.800.533.3310.

Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.533.3310.  You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.

         Exchanging Shares.  With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another Oppenheimer fund account you have already established by calling the special PhoneLink number.

 Selling Shares.  You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account.  Please refer to "How to Sell Shares," below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX?  You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier).  Please call 1.800.525.7048 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE.  You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at www.oppenheimerfunds.com.  Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that website.  To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have Internet account transaction capability for your account, please call the Transfer Agent at 1.800.525.7048.  At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS.  The Fund has several plans that enable you to sell shares automatically or exchange them to another Oppenheimer fund account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

REINVESTMENT PRIVILEGE.  If you redeem some or all of your Fund shares that were purchased by reinvesting dividends from the Fund or another Oppenheimer fund account (except Oppenheimer Cash Reserves) or by exchanging shares from another Oppenheimer fund account

on which you paid a sales charge, you have up to 6 months to reinvest all or part of the redemption proceeds in
Class A shares of other Oppenheimer funds without paying a sales charge.  You must be sure to ask the Distributor for this privilege when you send your payment.

RETIREMENT PLANS.  You may buy shares of the Fund for your retirement plan account.  If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account.  The
Distributor also offers a number of different retirement plans that individuals and employers can use:
Individual Retirement Accounts (IRAs.) These include regular IRAs, Roth IRAs, rollover and       Education IRAs.
SEP-IRAs.  These are Simplified Employee Pensions Plan IRAs for small business owners or         self-employed
individuals.
  403(b)(7) Custodial Plans. These are tax deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
401(k) Plans. These are special retirement plans for businesses.
Pension and Profit-Sharing Plans. These plans are designed for businesses and self-employed      individuals.

         Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares

         You can sell (redeem) some or all of your shares on any regular business day.  Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent.  The Fund lets you sell your shares by writing a letter, by using the Fund's checkwriting privilege or by telephone.  You can also set up
Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at 1.800.525.7048, for assistance.

Certain Requests Require a Signature Guarantee.  To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
         o    You wish to redeem $100,000 or more and receive a check
         o    The redemption check is not payable to all shareholders listed on the account statement
         o    The redemption check is not sent to the address of record on your account statement
         o    Shares are being transferred to a Fund account with a different owner or name
         o    Shares are being redeemed by someone (such as an Executor) other than the owners listed in the account registration.

Where Can You Have Your Signature Guaranteed?  The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:

         o    a U.S. bank, trust company, credit union or savings association, or
         o    a foreign bank that has a U.S. correspondent bank,
         o    a U.S. registered dealer or broker in securities, municipal securities or government securities, or
         o    a U.S. national securities exchange, a registered securities association or a clearing agency.

         If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan Accounts.  There are special procedures to sell shares in
an                                           OppenheimerFunds retirement plan account. Call the Transfer Agent
for a distribution                  request form. Special income tax withholding requirements apply to
distributions from                 retirement plans. You must submit a withholding form with your redemption
request to               avoid delay in getting your money and if you do not want tax withheld. If your
employer              holds your retirement plan account for you in the name of the plan, you must ask the
plan             trustee or administrator to request the sale of the Fund shares in your plan account.

Sending Redemption Proceeds by Wire.  While the Fund normally sends your money by check,          you can arrange
to have the proceeds of the shares you sell sent by Federal Funds wire to a           bank account you
designate.  It must be a commercial bank that is a member of the Federal           Reserve wire system.  The
minimum redemption you can have sent by wire is $2,500.                   There is a $10 fee for each wire.  To
find out how to set up this feature on your account or            to arrange a wire, call the Transfer Agent at
1.800.852.8457.

HOW DO YOU SELL SHARES BY MAIL?  Write a letter to the Transfer Agent that includes:
         o    Your name
         o    The Fund's name
         o    Your Fund account number (from your account statement)
         o    The dollar amount or number of shares to be redeemed
         o    Any special payment instructions
         o    Any share certificates for the shares you are selling
         o    The signatures of all registered owners exactly as listed in the account statement, and
         o    Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares (such as Letters Testamentary of an Executor).

Use the following address for requests by mail:      Send courier or express mail requests to:
OppenheimerFunds Services                            OppenheimerFunds Services
P.O. Box 5270                                                 10200 E. Girard Avenue, Building D
Denver, Colorado 80217-5270                          Denver, Colorado 80231

HOW DO YOU SELL SHARES BY TELEPHONE?  You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular business day, the Transfer Agent must receive your call by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days.  You may not redeem shares held in an OppenheimerFunds retirement plan account or under a share certificate by telephone.
         o    To redeem shares through a service representative, call 1.800.852.8457
         o    To redeem shares automatically on PhoneLink, call 1.800.533.3310
         o The check for proceeds of telephone redemptions will be payable to the shareholder(s) of record and will be sent to the address of record for the account.

         Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits On Amounts Redeemed By Telephone?

Telephone Redemptions Paid by Check.  Up to $100,000 may be redeemed by telephone in any 7-day period.  The check must be payable to all owners of record of the shares and must be sent to the address on the account statement.  This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink.  There are no dollar limits on telephone
redemption proceeds sent to a bank account designated when you establish AccountLink.             Normally the
ACH transfer to your bank is initiated on the business day after the                           redemption.  You
do not receive dividends on the proceeds of the shares you redeemed                 while they are waiting to be
transferred.

CHECKWRITING.  To write checks against your Fund account, request that privilege on your account Application, or contact the Transfer Agent for signature cards. They must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use. Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner.  If you previously signed a signature card to establish checkwriting in another Oppenheimer fund, simply call 1.800.525.7048 to request checkwriting for an account in this Fund with the same registration as the other account.

         o    Checks can be written to the order of whomever you wish but may not be cashed at the bank the checks are payable through or the Fund's custodian bank.
         o    Checkwriting privileges are not available for accounts holding shares that are subject to a contingent deferred sales charge.

         o    Checks must be written for at least $100. Effective November 1, 2002, this amount will increase to
              $500 for newly issued checkbooks. Checks written below the stated amount on the check will not be accepted.

         o    Checks cannot be paid if they are written for more than your account value.

         o    You may not write a check that would require the Fund to redeem shares that were purchased by check or Asset Builder Plan payments within the prior 10 days.
         o    Don't use your checks if you changed your Fund account number, until you receive new checks.

CAN YOU SELL SHARES THROUGH YOUR DEALER?  The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers.  Brokers or dealers may charge for that service.  If your shares are held in the name of your dealer, you must redeem them through your dealer.

Will I Pay a Sales Charge When I Sell My Shares?  The Fund does not charge a fee when you redeem shares of this
Fund that you bought directly or by reinvesting dividends or distributions from this Fund or another Oppenheimer fund.  Generally, you will not pay a fee when you redeem shares of this Fund you bought by exchange of shares of another Oppenheimer fund. However,
         o    if you bought shares of this Fund by exchanging Class A shares of another Oppenheimer fund that you bought subject to the Class A contingent deferred sales charge, and
         o    if those shares remain subject to that Class A contingent deferred sales charge when you exchange them into this Fund,
         o    then, you will pay the contingent deferred sales charge if you redeem those shares from this Fund
              (i) within 24 months of the purchase date of the shares you exchanged, if you initially purchased shares of either Rochester Fund Municipals or Oppenheimer
              Rochester National Municipals, or (ii) within 18 months of the purchase date of the shares of the fund you exchanged, if you initially purchased shares of any other Oppenheimer fund.

How to Exchange Shares

Shares of the Fund may be exchanged for Class A shares of certain Oppenheimer funds. To exchange shares, you must meet several conditions:

         o    Shares of the fund selected for exchange must be available for sale in your state of residence.
         o    The prospectuses of this Fund and the fund whose shares you want to buy must offer the exchange privilege.
         o    You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them. After the account is open 7 days, you can exchange shares every regular business day.
         o    You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
         o    Before exchanging into a fund, you must obtain and read its prospectus.

         Shares of a particular class of an Oppenheimer fund may be exchanged only for shares of the same class in other Oppenheimer funds.  For example, you can exchange shares of this Fund only for Class A shares of another fund, and you can exchange only Class A shares of another Oppenheimer fund for shares of this Fund.

         You may pay a sales charge when you exchange shares of this Fund.  Because shares of this Fund are sold without sales charge, in some cases you may pay a sales charge when you exchange shares of this Fund for shares of other Oppenheimer funds that are sold subject to a sales charge.  You will not pay a sales charge when you exchange shares of this Fund purchased by reinvesting dividends or distributions from this Fund or other
Oppenheimer funds (except Oppenheimer Cash Reserves), or when you exchange shares of this Fund purchased by exchange of shares of an eligible fund on which you paid a sales charge.

         For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss.  Since shares of this Fund normally maintain a $1.00 net asset value, in most cases you should not realize a capital gain or loss when you sell or exchange your shares.

         You can find a list of Oppenheimer funds currently available for exchanges in the Statement of
Additional Information or obtain one by calling a service representative at 1.800.525.7048.  That list can change from time to time.

HOW DO YOU SUBMIT EXCHANGE REQUESTS?  Exchanges may be requested in writing or by telephone:

Written Exchange Requests.  Complete an OppenheimerFunds Exchange Request form, signed by all owners of the account.  Send it to the Transfer Agent at the address on the Back Cover.

Telephone Exchange Requests.  Telephone exchange requests may be made either by calling a service representative at 1.800.852.8457, or by using PhoneLink for automated exchanges by calling 1.800.533.3310.  Telephone exchanges may be made only between accounts that are registered with the same name(s) and address.
         Shares held under certificates may not be exchanged by telephone.

ARE THERE LIMITATIONS ON EXCHANGES?  There are certain exchange policies you should be aware of:
         o    Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that conforms to the policies described above.  It must be received by the close of The New York Stock
         Exchange that day, which is normally 4:00 P.M.  but may be earlier on some days.  However, either fund may delay the purchase of shares of the fund you are exchanging into up to seven days if it determines it would be disadvantaged by a same-day exchange.

         o    Because excessive trading can hurt fund performance and harm shareholders, the Fund reserves the right to refuse any exchange request that it believes will disadvantage it, or to refuse multiple exchange requests submitted by a shareholder or dealer.
         o    The Fund may amend, suspend or terminate the exchange privilege at any time. The Fund will provide you notice whenever it is required to do so by applicable law, but it may impose  changes at any time for emergency purposes.
         o    If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.

Effective September 27, 2002, a $12 annual fee will be charged on any account valued at less than $500. This fee will not be charged for:

o        Accounts that have balances below $500 due to the automatic conversion of shares from Class B to Class A shares
o        Accounts with an active Asset Builder Plan, payroll deduction plan or military allotment plan
o        OppenheimerFunds-sponsored group retirement accounts that are making continuing purchases
o        Certain accounts held by broker-dealers through the National Securities Clearing Corporation
o        Accounts that fall below the $500 threshold due solely to market fluctuations within the 12-month period preceding the date the fee is deducted

         The first annual fee will be charged on or about September 27, 2002, and annually thereafter on or about the second to last business day of September. This annual fee will be waived for any shareholders who elect to access their account documents through electronic document delivery rather than in paper copy and who elect to utilize the Internet or PhoneLink as their primary source for their general servicing needs. To sign up to access account documents electronically via eDocs Direct, please visit the Service Center on our website at
WWW.OPPENHEIMERFUNDS.COM or call 1.888.470.0862 for instructions.
------------------------

The offering of shares may be suspended during any period in which the determination of net                asset
value is suspended, and the offering may be suspended by the Board of Directors at              any time the
Board believes it is in the Fund's best interest to do so.

Telephone transaction privileges for purchases, redemptions or exchanges may be modified,
suspended or terminated by the Fund at any time.  The Fund will provide you notice                     whenever
it is required to do so by applicable law.  If an account has more than one                     owner, the Fund
and the Transfer Agent may rely on the instructions of any one owner.                 Telephone privileges apply
to each owner of the account and the dealer representative of              record for the account unless the
Transfer Agent receives cancellation instructions from                an owner of the account.

The Transfer Agent will record any telephone calls to verify data concerning transactions.  It              has
adopted other procedures to confirm that telephone instructions are genuine, by                       requiring
callers to provide tax identification numbers and other account data or by using             PINs, and by
confirming such transactions in writing.  The Transfer Agent and the Fund               will not be liable for
losses or expenses arising out of telephone instructions where                       reasonably believed to be
genuine.

Redemption or transfer requests will not be honored until the Transfer Agent receives all               required
documents in proper form.  From time to time, the Transfer Agent in its                     discretion may waive
certain of the requirements for redemptions stated in this Prospectus.

Dealers that can perform account transactions for their clients by participating in
NETWORKING through the National Securities Clearing Corporation are responsible                for obtaining
their clients' permission to perform those transactions, and are responsible to            their clients who are
shareholders of the Fund if the dealer performs any transaction                      erroneously or improperly.

Payment for redeemed shares ordinarily is made in cash.  It is forwarded by check, by
AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days             after the
Transfer Agent receives redemption instructions in proper form.  However, under           unusual circumstances
determined by the Securities and Exchange Commission, payment             may be delayed or suspended.  For
accounts registered in the name of a broker-dealer,                  payment will normally be forwarded within
three business days after redemption.

The Transfer Agent may delay forwarding a check or processing a payment via AccountLink          or Federal Funds
wire for recently purchased shares, but only until the purchase payment           has cleared.  That delay may be
as much as 10 days from the date the shares were                       purchased.  That delay may be avoided if
you purchase shares by Federal Funds wire or             certified check, or arrange with your bank to provide
telephone or written assurance to the         Transfer Agent that your purchase payment has cleared.

"Backup Withholding" of Federal income tax may be applied against taxable dividends,
distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund          your
correct, certified Social Security or Employer Identification Number when you sign              your application,
or if you under-report your income to the Internal Revenue Service.

To avoid sending duplicate copies of materials to households, the Fund will mail only one             copy of
each prospectus, annual and semi-annual report and annual notice of the Fund's                privacy policy to
shareholders having the same last  name and address on the Fund's records.         The consolidation of these
mailings, called householding, benefits the Fund through reduced         mailing expense.

     If you want to receive multiple copies of these materials, you may call the Transfer Agent at
1.800.525.7048. You may also notify the Transfer Agent in writing. Individual copies of
prospectuses, reports and privacy notices will be sent to you commencing 30 days after the           Transfer
Agent receives your request to stop householding.

Dividends and Tax Information

DIVIDENDS.  The Fund intends to declare dividends from net investment income each regular business day and to pay those dividends to shareholders monthly on a date selected by the Board of Directors.  To maintain a net asset value of $1.00 per share, the Fund might withhold dividends or make distributions from capital or capital gains.
Daily dividends will not be declared or paid on newly purchased shares until Federal Funds are available to the
Fund from the purchase payment for such shares.

CAPITAL GAINS.  The Fund normally holds its securities to maturity and therefore will not usually pay capital gains. Although the Fund does not seek capital gains, it could realize capital gains on the sale of portfolio securities.  If it does, it may make distributions out of any net short-term or long-term capital gains in
December of each year.  The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year.

WHAT ARE YOUR CHOICES FOR RECEIVING DISTRIBUTIONS?  When you open your account, specify on your application how you want to receive your dividends and distributions.  You have four options:

Reinvest All Distributions in the Fund.  You can elect to reinvest all dividends and capital gains distributions in additional shares of the Fund.

Reinvest Dividends or Capital Gains.  You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while
receiving the other types of distributions by check or having them sent to your bank                      account
through AccountLink.

Receive All Distributions in Cash.  You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.

Reinvest Your Distributions in Another OppenheimerFunds Account.  You can reinvest all             distributions
in the same class of shares of another Oppenheimer fund account you have               established.

TAXES.  If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund.  The Fund expects that its distributions will consist primarily of ordinary income. Dividends paid from net investment income and short-term capital gains are taxable as ordinary income.  Long-term capital gains are taxable as long-term capital gains when distributed to shareholders, and may be taxable at different rates depending on how long the Fund holds the asset.  It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

         Every year the Fund will send you and the IRS a statement showing the amount of each taxable distribution you received in the previous year.  Any long-term capital gains distributions will be separately identified in the tax information the Fund sends you after the end of the calendar year.

Remember, There May be Taxes on Transactions.  Because the Fund seeks to maintain a                      stable
$1.00 per share net asset value, it is unlikely that you will have a capital gain or                   loss when
you sell or exchange your shares.  A capital gain or loss is the difference                       between the
price you paid for the shares and the price you received when you sold                       them.  Any capital
gain is subject to capital gains tax.

Returns of Capital Can Occur.  In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to shareholders.  If that occurs, it will be identified in notices to shareholders.

         This information is only a summary of certain federal income tax information about your investment. You should consult with your tax adviser about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past fiscal 5 years.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).  This information has been audited by KPMG LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of
Additional Information, which is available on request.

For More Information on Oppenheimer Money Market Fund, Inc.
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION
This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS
Additional information about the Fund's investments and performance is available in the Fund's Annual and
Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

By Telephone:
Call OppenheimerFunds Services toll-free:
1.800.525.7048

By Mail:
Write to:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270

On the Internet:

You can send us a request by e-mail or read or download documents on the OppenheimerFunds website:
WWW.OPPENHEIMERFUNDS.COM
------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the
SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room  may be obtained by calling the SEC at 1.202.942.8090. Reports and other information about the Fund are available on the
EDGAR database on the SEC's Internet website at WWW.SEC.GOV.  Copies may be obtained after payment of a
                                                -----------
duplicating fee by electronic request at the SEC's e-mail address: PUBLICINFO@SEC.GOV, or by writing to the SEC's
                                                                   ------------------
Public Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.
                                                                       The Fund's shares are distributed by:

The Fund's SEC File No.: 811-2454   (logo)OppenheimerFunds Distributor, Inc.
PR0200.001.1102  Printed on recycled paper

APPENDIX TO PROSPECTUS OF
OPPENHEIMER  MONEY MARKET FUND, INC.

         Graphic material included in the Prospectus of Oppenheimer Money Market Fund, Inc.:  "Annual Total
Returns (% as of 12/31 each year)."

         A bar chart will be included in the Prospectus of Oppenheimer Money Market Fund, Inc. (the "Fund")
depicting the annual total returns of a hypothetical investment in shares of the Fund for each of the ten most recent calendar years.  Set forth below are the relevant data points that will appear on the bar chart.

Calendar                       Oppenheimer
Year                     Money Market Fund, Inc.
Ended                            Shares
-----                            ------

12/31/92                        3.47%
12/31/93                        2.71%
12/31/94                        3.76%
12/31/95                        5.40%
12/31/96                        4.78%
12/31/97                        4.94%
12/31/98                        4.91%
12/31/99                        4.71%
12/31/00                          5.92%
12/31/01                 3.73%

-------------------------------------------------------------------------------------------------------------------
Oppenheimer Money Market Fund, Inc.
-------------------------------------------------------------------------------------------------------------------

6803 South Tucson Way, Englewood, Colorado 80112
1-800-525-7048

Statement of Additional Information dated September 24, 2002

         This  Statement  of  Additional  Information  is  not a  Prospectus.  This  document  contains  additional information  about the Fund and  supplements  information in the Prospectus  dated September 24, 2002. It should be
read  together  with  the   Prospectus,   which  may  be  obtained  by  writing  to  the  Fund's   Transfer  Agent,
OppenheimerFunds  Services,  at P.O.  Box 5270,  Denver,  Colorado  80217,  by calling  the  Transfer  Agent at the
toll-free   number  shown  above,   or  by  downloading   it  from  the   OppenheimerFunds   Internet   website  at
www.oppenheimerfunds.com.

Contents
                                                                                                            Page
About the Fund
Additional Information about the Fund's Investment Policies and Risks..............................................
     The Fund's Investment Policies................................................................................
     Other Investment Strategies...................................................................................
     Investment Restrictions.......................................................................................
How the Fund is Managed............................................................................................
     Organization and History......................................................................................
     Directors and Officers of the Fund............................................................................
     The Manager...................................................................................................
Performance of the Fund............................................................................................

About Your Account

How To Buy Shares..................................................................................................
How To Sell Shares.................................................................................................
How To Exchange Shares.............................................................................................
Dividends and Taxes................................................................................................
Additional Information About the Fund..............................................................................

Financial Information About the Fund
Independent Auditors' Report.......................................................................................
Financial Statements...............................................................................................

Appendix A: Securities Ratings..................................................................................A-1
Appendix B: Industry Classifications............................................................................B-1

-------------------------------------------------------------------------------------------------------------------

A B O U T   T H E   F U N D
-------------------------------------------------------------------------------------------------------------------

Additional Information About the Fund's Investment Policies and Risks

The investment  objective and the principal  investment policies of the Fund are described in the Prospectus.  This
Statement  of  Additional  Information  contains  supplemental  information  about those  policies and the types of securities  that the Fund's  investment  Manager,  OppenheimerFunds,  Inc.,  will  select for the Fund.  Additional explanations are also provided about the strategies the Fund may use to try to achieve its objective.

The Fund's  Investment  Policies.  The Fund's  objective is to seek the maximum  current  income that is consistent with  stability of principal.  The Fund will not make  investments  with the objective of seeking  capital  growth.
However,  the value of the  securities  held by the Fund may be  affected  by changes in  general  interest  rates.
Because the current value of debt  securities  varies  inversely  with changes in  prevailing  interest  rates,  if interest  rates  increase  after  a  security  is  purchased,  that  security  would  normally  decline  in  value.
Conversely,  if interest  rates  decrease  after a security is  purchased,  its value  would rise.  However,  those fluctuations  in value will not  generally  result in realized  gains or losses to the Fund since the Fund does not usually  intend to dispose of securities  prior to their  maturity.  A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest.

         The Fund may sell securities  prior to their maturity,  to attempt to take advantage of short-term  market variations,  or because of a revised credit evaluation of the issuer or other considerations.  The Fund may also do so to generate cash to satisfy  redemptions of Fund shares.  In such cases,  the Fund may realize a capital gain or loss on the security.

         Ratings  of  Securities  --  Portfolio  Quality,  Maturity  and  Diversification.  Under  Rule 2a-7 of the
Investment  Company Act of 1940 (the  "Investment  Company Act") the Fund uses the  amortized  cost method to value its  portfolio  securities to determine the Fund's net asset value per share.  Rule 2a-7 places  restrictions  on a money market fund's  investments.  Under that Rule, the Fund may purchase only those  securities  that the Manager, under  Board-approved  procedures,  has  determined  have minimal credit risks and are "Eligible  Securities."  The rating  restrictions  described in the  Prospectus  and this  Statement of Additional  Information  do not apply to banks in which the Fund's cash is kept.

         An "Eligible  Security" is one that has been rated in one of the two highest  short-term rating categories by any two  "nationally-recognized  statistical rating  organizations."  That term is defined in Rule 2a-7 and they are  referred  to as  "Rating  Organizations"  in this  Statement  of  Additional  Information.  If only one Rating
Organization has rated that security,  it must have been rated in one of the two highest rating  categories by that
Rating  Organization.  An unrated  security  that is judged by the  Manager,  subject to review by the Fund's Board of Directors,  to be of comparable  quality to Eligible  Securities  rated by Rating  Organizations  may also be an
"Eligible Security."

         Rule 2a-7  permits  the Fund to  purchase  any  number  of "First  Tier  Securities."  These are  Eligible
Securities  that have been rated in the highest  rating  category for short-term  debt  obligations by at least two
Rating  Organizations.  If only one Rating  Organization has rated a particular  security,  it must have been rated in the highest rating category by that Rating  Organization.  Comparable  unrated securities may also be First Tier
Securities.

         Under  Rule 2a-7,  the Fund may invest  only up to 5% of its total  assets in  "Second  Tier  Securities."
Those are Eligible  Securities  that are not "First Tier  Securities."  In  addition,  the Fund may not invest more than:

         o    5% of its total  assets in the  securities  of any one issuer  (other than the U.S.  government,  its agencies or instrumentalities) or
         o    1% of its total  assets or $1 million  (whichever  is greater) in Second Tier  Securities  of any one issuer.

         Under Rule 2a-7, the Fund must maintain a dollar-weighted  average portfolio  maturity of not more than 90 days, and the maturity of any single  portfolio  investment may not exceed 397 days.  The Board  regularly  reviews reports from the Manager to show the Manager's compliance with the Fund's procedures and with the Rule.

         If a security's  rating is  downgraded,  the Manager  and/or the Board may have to reassess the security's credit risk.  If a security has ceased to be a First Tier  Security,  the Manager will  promptly  reassess  whether the security  continues to present minimal credit risk. If the Manager  becomes aware that any Rating  Organization has  downgraded  its rating of a Second Tier Security or rated an unrated  security below its second highest rating category,  the Fund's Board of Directors shall promptly  reassess whether the security presents minimal credit risk and whether it is in the best interests of the Fund to dispose of it.

         If the Fund  disposes  of the  security  within five days of the Manager  learning of the  downgrade,  the
Manager will provide the Board with  subsequent  notice of such downgrade.  If a security is in default,  or ceases to be an Eligible  Security,  or is determined no longer to present minimal credit risks,  the Board must determine whether it would be in the best interests of the Fund to dispose of the security.

         The Rating Organizations  currently designated as  nationally-recognized  statistical rating organizations by the Securities and Exchange Commission are Standard & Poor's, a division of the McGraw-Hill  Companies,  Moody's
Investors  Service,  Inc.  and  Fitch,  Inc.  Appendix  A to this  Statement  of  Additional  Information  contains descriptions  of the  rating  categories  of those  Rating  Organizations.  Ratings  at the time of  purchase  will determine whether securities may be acquired under the restrictions described above.

         U.S. Government  Securities.  U.S. government  Securities are obligations issued or guaranteed by the U.S.
Government  or its agencies or  instrumentalities.  They include  Treasury  Bills (which  mature within one year of the date they are issued) and  Treasury  Notes and Bonds  (which are issued with longer  maturities).  All Treasury securities are backed by the full faith and credit of the United States.

         U.S. government agencies and  instrumentalities  that issue or guarantee  securities include,  but are not limited to, the Federal  Housing  Administration,  Farmers Home  Administration,  Export-Import  Bank of the United
States, Small Business Administration,  Government National Mortgage Association,  General Services Administration,
Bank for  Cooperatives,  Federal Home Loan Banks,  Federal Home Loan  Mortgage  Corporation,  Federal  Intermediate
Credit Banks,  Federal Land Banks,  Maritime  Administration,  the Tennessee  Valley  Authority and the District of
Columbia Armory Board.

         Securities issued or guaranteed by U.S.  government agencies and  instrumentalities  are not always backed by the full faith and  credit of the  United  States.  Some,  such as  securities  issued by the  Federal  National
Mortgage  Association  ("Fannie Mae"), are backed by the right of the agency or  instrumentality to borrow from the
Treasury.  Others,  such as securities  issued by the Federal Home Loan Mortgage  Corporation  ("Freddie Mac"), are
supported only by the credit of the  instrumentality  and not by the Treasury.  If the securities are not backed by the full faith and credit of the United  States,  the purchaser  must look  principally  to the agency  issuing the obligation  for repayment and may not be able to assert a claim against the United States if the issuing  agency or instrumentality does not meet its commitment.

         Among the U.S. government  Securities that may be purchased by the Fund are  "mortgage-backed  securities"
of Fannie Mae,  Government  National  Mortgage  Association  ("Ginnie  Mae") and  Freddie  Mac.  Timely  payment of principal  and  interest  on Ginnie  Mae  pass-throughs  is  guaranteed  by the full faith and credit of the United
States.  These  mortgage-backed  securities include  "pass-through"  securities and  "participation  certificates."
Both types of securities  are similar,  in that they  represent  pools of mortgages  that are assembled by a vendor who sells  interests  in the pool.  Payments  of  principal  and  interest  by  individual  mortgagors  are "passed through"  to the  holders  of  the  interests  in  the  pool.  Another  type  of  mortgage-backed  security  is the
"collateralized  mortgage  obligation." It is similar to a conventional bond and is secured by groups of individual mortgages.

         Time  Deposits  and  Other  Bank  Obligations.  The types of  "banks"  whose  securities  the Fund may buy include  commercial  banks,  savings banks, and savings and loan  associations,  which may or may not be members of the Federal Deposit Insurance Corporation.  The Fund may also buy securities of "foreign banks" that are:
         o    foreign branches of U.S. banks ( which may be issuers of "Eurodollar" money market instruments),
         o U.S. branches and agencies of foreign banks (which may be issuers of "Yankee dollar" instruments), or
         o foreign branches of foreign banks.

          The  Fund  may  invest  in  fixed  time  deposits.  These  are  non-negotiable  deposits  in a bank for a specified  period of time at a stated  interest  rate.  They may or may not be  subject  to  withdrawal  penalties.
However,  the Fund's  investments in time deposits that are subject to penalties (other than time deposits maturing in less than 7 days) are subject to the 10% investment  limitation for investing in illiquid securities,  set forth in "Illiquid and Restricted Securities" in the Prospectus.

         The Fund will buy bank  obligations  only from a domestic  bank with total assets of at least $2.0 billion or from a foreign  bank with total assets of at least $30.0  billion.  Those asset  requirements  apply only at the time the obligations are acquired.

         Insured Bank  Obligations.  The Federal Deposit  Insurance  Corporation  insures the deposits of banks and savings and loan  associations  up to $100,000 per  investor.  Within the limits set forth in the  Prospectus,  the
Fund may purchase  bank  obligations  that are fully  insured as to principal by the FDIC.  To remain fully insured as to principal,  these  investments  must  currently be limited to $100,000 per bank. If the principal  amount and accrued  interest  together  exceed  $100,000,  then the accrued  interest in excess of that  $100,000  will not be insured.

         Bank Loan Participation  Agreements.  The Fund may invest in bank loan participation  agreements,  subject to the investment  limitation set forth in the  Prospectus as to  investments in illiquid  securities.  If the Fund invests in bank loan  participation  agreements,  they are not  expected to exceed 5% of the Fund's  total  assets.
Participation  agreements  provide an  undivided  interest  in a loan made by the bank  issuing  the  participation interest in the proportion  that the buyer's  investment  bears to the total  principal  amount of the loan.  Under this type of  arrangement,  the issuing bank may have no  obligation  to the buyer other than to pay  principal and interest on the loan if and when  received by the bank.  Thus,  the Fund must look to the  creditworthiness  of the borrower,  which is obligated  to make  payments of principal  and interest on the loan.  If the borrower  fails to pay scheduled principal or interest payments, the Fund may experience a reduction in income.

         Asset-Backed  Securities.  These  securities,  issued by trusts  and  special  purpose  corporations,  are backed by pools of assets,  primarily  automobile  and  credit-card  receivables  and home equity loans.  They pass through the  payments on the  underlying  obligations  to the security  holders  (less  servicing  fees paid to the originator or fees for any credit  enhancement).  The value of an  asset-backed  security is affected by changes in the market's  perception of the asset backing the security,  the  creditworthiness  of the servicing  agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement.

         Payments of principal and interest  passed  through to holders of  asset-backed  securities  are typically supported  by some form of credit  enhancement,  such as a letter of credit,  surety  bond,  limited  guarantee  by another  entity  or  having a  priority  to  certain  of the  borrower's  other  securities.  The  degree of credit enhancement  varies,  and  generally  applies to only a fraction  of the  asset-backed  security's  par value until exhausted.  If the credit enhancement of an asset-backed  security held by the Fund has been exhausted,  and if any required  payments of  principal  and  interest are not made with  respect to the  underlying  loans,  the Fund may experience losses or delays in receiving payment.

         The risks of  investing in  asset-backed  securities  are  ultimately  dependent  upon payment of consumer loans by the individual  borrowers.  As a purchaser of an asset-backed  security,  the Fund would generally have no recourse to the entity that  originated the loans in the event of default by a borrower.  The underlying  loans are subject to  prepayments,  which shorten the weighted  average life of  asset-backed  securities and may lower their return,  in the same manner as for prepayments of a pool of mortgage loans underlying  mortgage-backed  securities.
However,  asset-backed  securities  do not have  the  benefit  of the  same  security  interest  in the  underlying collateral as do mortgage-backed securities.

         Repurchase   Agreements.   In  a  repurchase   transaction,   the  Fund  acquires  a  security  from,  and
simultaneously  resells it to, an approved  vendor for delivery on an  agreed-upon  future  date.  The resale price exceeds the  purchase  price by an amount that  reflects an  agreed-upon  interest  rate  effective  for the period during which the repurchase  agreement is in effect. An "approved  vendor" may be a U.S.  commercial bank, the U.S.
branch  of a  foreign  bank,  or a  broker-dealer  which  has  been  designated  a  primary  dealer  in  government securities.  They must meet the credit requirements set by the Manager from time to time.

         The majority of these  transactions  run from day to day, and  delivery  pursuant to the resale  typically will  occur  within one to five days of the  purchase.  The Fund will not enter into a  repurchase  agreement  that will  cause more than 10% of its net assets to be subject  to  repurchase  agreements  maturing  in more than seven days.

         Repurchase  agreements are  considered  "loans" under the Investment  Company Act,  collateralized  by the underlying  security.  The Fund's repurchase  agreements  require that at all times while the repurchase  agreement is in  effect,  the  collateral's  value  must  equal or exceed the  repurchase  price to fully  collateralize  the repayment  obligation.  The  Manager  will  monitor the  vendor's  creditworthiness  to confirm  that the vendor is financially  sound and will monitor the collateral's  value.  However,  if the vendor fails to pay the resale price on the delivery date,  the Fund may incur costs in disposing of the  collateral and may experience  losses if there is any delay in its ability to do so.

Other Investment Strategies

         Floating  Rate/Variable  Rate  Obligations.  The Fund may invest in instruments  with floating or variable interest  rates.  The interest rate on a floating  rate  obligation  is based on a stated  prevailing  market rate, such as a bank's prime rate,  the 90-day U.S.  Treasury Bill rate,  the rate of return on commercial  paper or bank certificates of deposit,  or some other standard.  The rate on the investment is adjusted  automatically  each time the  market  rate is  adjusted.  The  interest  rate on a  variable  rate  obligation  is also  based  on a  stated
prevailing  market  rate but is adjusted  automatically  at a  specified  interval of not less than one year.  Some variable  rate or floating  rate  obligations  in which the Fund may invest  have a demand  feature  entitling  the holder  to  demand  payment  of an  amount  approximately  equal to the  amortized  cost of the  instrument  or the principal amount of the instrument plus accrued  interest at any time, or at specified  intervals not exceeding one year.  These notes may or may not be backed by bank letters of credit.

         Variable rate demand notes may include  master demand notes,  which are  obligations  that permit the Fund to invest  fluctuating  amounts in a note.  The  amount  may  change  daily  without  penalty,  pursuant  to direct arrangements  between the Fund,  as the note  purchaser,  and the issuer of the note.  The interest  rates on these notes  fluctuate from time to time.  The issuer of this type of obligation  normally has a  corresponding  right in its discretion,  after a given period,  to prepay the outstanding  principal  amount of the obligation plus accrued interest.  The  issuer  must  give a  specified  number  of days'  notice  to the  holders  of  those  obligations.
Generally,  the changes in the interest rate on those  securities  reduce the fluctuation in their market value. As interest rates decrease or increase,  the potential for capital  appreciation or depreciation is less than that for fixed-rate obligations having the same maturity.

         Because these types of obligations are direct lending  arrangements  between the note purchaser and issuer of the note, these instruments  generally will not be traded.  Generally,  there is no established secondary market for these types of  obligations,  although they are redeemable  from the issuer at face value.  Accordingly,  where these  obligations are not secured by letters of credit or other credit support  arrangements,  the Fund's right to redeem them is dependent  on the ability of the note issuer to pay  principal  and interest on demand.  These types of obligations  usually are not rated by credit rating  agencies.  The Fund may invest in obligations  that are not rated only if the Manager  determines at the time of investment that the  obligations are of comparable  quality to the other  obligations  in which the Fund may  invest.  The  Manager,  on behalf  of the  Fund,  will  monitor  the creditworthiness  of the issuers of the  floating  and  variable  rate  obligations  in the Fund's  portfolio on an ongoing basis.

              Loans of Portfolio  Securities.  To attempt to increase its income,  the Fund may lend its  portfolio securities to brokers,  dealers and other financial  institutions.  These loans are limited to not more than 10% of the value of the Fund's  total assets and are subject to other  conditions  described  below.  There are some risks in lending securities.  The Fund could experience a delay in receiving  additional  collateral to secure a loan, or a delay in recovering the loaned  securities.  The Fund presently  does not intend to lend its  securities,  but if it does, the value of securities loaned is not expected to exceed 5% of the Fund's total assets.

         The Fund may receive collateral for a loan. Under current applicable  regulatory  requirements  (which are subject to change),  on each  business  day the loan  collateral  must be at least equal to the market value of the loaned  securities.  The collateral must consist of cash,  bank letters of credit,  U.S.  government  securities or other cash  equivalents  in which the Fund is permitted  to invest.  To be  acceptable  as  collateral,  letters of credit  must  obligate a bank to pay  amounts  demanded  by the Fund if the demand  meets the terms of the  letter.
Such terms and the issuing bank must be satisfactory to the Fund.

         When it lends  securities,  the Fund  receives  from the borrower an amount equal to the interest  paid or the dividends  declared on the loaned securities  during the term of the loan. It may also receive  negotiated loan fees and the interest on the collateral  securities,  less any finders',  custodian,  administrative  or other fees the Fund  pays in  connection  with the loan.  The Fund may  share  the  interest  it  receives  on the  collateral securities  with the borrower as long as it realizes at least a minimum amount of interest  required by the lending guidelines established by its Board of Directors.
         The Fund will not lend its  portfolio  securities to any officer,  Director,  employee or affiliate of the
Fund or its  Manager.  The terms of the Fund's loans must meet  certain  tests under the Internal  Revenue Code and permit the Fund to reacquire  loaned  securities  on five  business days notice or in time to vote on any important matter.

         Illiquid and  Restricted  Securities.  Under the policies and  procedures  established by the Fund's Board of  Directors,  the Manager  determines  the  liquidity of certain of the Fund's  investments.  Investments  may be illiquid because of the absence of an active trading market, making it difficult to value  them or dispose  of them  promptly  at an  acceptable  price.  A  restricted  security  is one that has a contractual  restriction  on its  resale  or which  cannot  be sold  publicly  until  it is  registered  under  the
Securities Act of 1933.

         Illiquid  securities  the Fund can buy include  issues  that may be redeemed  only by the issuer upon more than  seven days  notice or at  maturity,  repurchase  agreements  maturing  in more than  seven  days,  fixed time deposits  subject to withdrawal  penalties  which mature in more than seven days, and other  securities that cannot be sold  freely due to legal or  contractual  restrictions  on resale.  Contractual  restrictions  on the resale of illiquid securities might prevent or delay their sale by the Fund at a time when such sale would be desirable.

         There  are  restricted  securities  that are not  illiquid  that the Fund can buy.  They  include  certain master  demand notes  redeemable on demand,  and  short-term  corporate  debt  instruments  that are not related to current  transactions of the issuer and therefore are not exempt from  registration as commercial  paper.  Illiquid securities include repurchase  agreements  maturing in more than 7 days, or certain  participation  interests other than those with puts exercisable within 7 days.

Investment Restrictions

         What Are  "Fundamental  Policies?"  Fundamental  policies are those  policies that the Fund has adopted to govern its  investments  that can be changed  only by the vote of a  "majority"  of the Fund's  outstanding  voting securities.  Under the  Investment  Company  Act, a  "majority"  vote is defined as the vote of the  holders of the lesser of:
         o    67% or more of the shares present or represented  by proxy at a shareholder  meeting,  if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
         o    more than 50% of the outstanding shares.

         The Fund's investment  objective is a fundamental  policy.  Other policies  described in the Prospectus or this Statement of Additional  Information are  "fundamental"  only if they are identified as such. The Fund's Board of Directors can change  non-fundamental  policies without shareholder  approval.  However,  significant changes to investment  policies will be described in  supplements or updates to the Prospectus or this Statement of Additional
Information, as appropriate.  The Fund's principal investment policies are described in the Prospectus.

         Does  the  Fund  Have  Additional  Fundamental  Policies?   The  following  investment   restrictions  are
fundamental  policies of the Fund as contemplated  by the Investment  Company Act. The limitations of the following policies  may be  changed  to the extent  that the  corresponding  policies  of the Act are  changed by  amendment, exemptive or interpretive relief:

         o    The Fund  cannot  invest more than 5% of its total  assets in  securities  of any issuer  (except the
U.S. government or its agencies or instrumentalities).

         o    The Fund cannot  concentrate  investments  in any  particular  industry;  therefore the Fund will not purchase the  securities  of companies in any one industry if more than 25% of the value of the Fund's total assets would  consist of  securities  of  companies  in that  industry.  Except for  obligations  of foreign  branches  of domestic banks, or obligations  issued or guaranteed by foreign banks,  the Fund's  investments in U.S.  government securities and bank obligations described in the prospectus are not included in this limitation.

         o The Fund cannot make loans,  except to the extent permitted under the Investment  Company Act, the rules or  regulations  thereunder or any exemption  therefrom  that is applicable to the Fund, as such statute,  rules or regulations may be amended or interpreted from time to time.

         o The Fund may not borrow money,  except to the extent  permitted  under the  Investment  Company Act, the rules or regulations  thereunder or any exemption therefrom that is applicable to the Fund, as such statute,  rules or regulations may be amended or interpreted from time to time.

         o The Fund cannot  invest in  commodities  or commodity  contracts or invest in interests in oil,  gas, or other mineral exploration or mineral development programs.

         o    The Fund cannot  invest in real estate.  However,  the Fund may purchase  commercial  paper issued by companies which invest in real estate or interests in real estate.

         o    The Fund cannot purchase securities on margin or make short sales of securities.

         o    The Fund cannot  invest in or hold  securities  of any issuer if those  officers and directors of the
Fund or its  advisor  who  beneficially  own  individually  more than 1/2 of 1% of the  securities  of such  issuer together own more than 5% of the securities of such issuer;

         o    The Fund cannot underwrite securities of other companies.

         o The Fund cannot invest in securities of other investment companies.

         The Fund cannot issue "senior  securities," but this does not prohibit certain  investment  activities for which  assets  of the Fund are  designated  as  segregated,  or  margin,  collateral  or  escrow  arrangements  are established, to cover the related obligations.  Examples of those activities include borrowing  money,  reverse  repurchase  agreements,  delayed-delivery  and when-issued  arrangements  for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

         Unless the Prospectus or this  Statement of Additional  Information  states that a percentage  restriction applies  on an ongoing  basis,  it applies  only at the time the Fund makes an  investment.  The Fund need not sell securities  to meet the  percentage  limits if the value of the  investment  increases in proportion to the size of the Fund.

         For purposes of the Fund's policy not to concentrate  its  investments in securities of issuers,  the Fund has adopted the  industry  classifications  set forth in Appendix B to this  Statement of  Additional  Information.
This is not a fundamental policy.

How the Fund Is Managed

Organization  and History.  The Fund is a  corporation  organized in Maryland in 1973.  The Fund is a  diversified, open-end management investment company.

|X| Classes of Shares.  The Fund has a single  class of shares of stock.  While that class has no  designation,  it is deemed to be the  equivalent  of Class A for the  purposes of the  shareholder  account  policies  that apply to
Class A shares of the Oppenheimer  Funds.  Shares of the Fund are freely  transferable.  Each share has one vote at
shareholder   meetings,   with  fractional  shares  voting  proportionally  on  matters  submitted  to  a  vote  of shareholders.  There are no  preemptive or conversion  rights and shares  participate  equally in the assets of the
Fund upon liquidation.

|X| Meetings of  Shareholders.  As a Maryland  corporation,  the Fund is not required to hold, and does not plan to hold,  regular  annual  meetings  of  shareholders.  The Fund  will hold  meetings  when  required  to do so by the
Investment  Company Act or other  applicable law, or when a shareholder  meeting is called by the Directors or upon proper request of the shareholders.

         The Directors  will call a meeting of  shareholders  to vote on the removal of a Director upon the written request of the record holders of 10% of its outstanding  shares.  If the Directors  receive a request from at least
10  shareholders  stating that they wish to communicate  with other  shareholders  to request a meeting to remove a
Director,  the Directors  will then either make the Fund's  shareholder  list  available to the  applicants or mail their communication to all other shareholders at the applicants'
expense.  The  shareholders  making the request must have been  shareholders  for at least six months and must hold shares of the Fund  valued  at  $25,000  or more or  constituting  at least 1% of the  Fund's  outstanding  shares, whichever is less.  The Directors may take such other action as is permitted under the Investment Company Act.

Board of Directors

         The Fund is governed by a Board of Directors, which is responsible for protecting the interests of shareholders under Maryland law. The Directors meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager. Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Director or to take other action described in the Fund's Articles of Incorporation.

         The Board of Directors has an Audit Committee, a Study Committee and a Proxy Committee.  The members of the Audit Committee are Kenneth Randall (Chairman), Benjamin Lipstein and Edward Regan.  The Audit Committee held five meetings during the Fund's fiscal year ended July 31, 2002. The Audit Committee provides the Board with recommendations regarding the selection of the Fund's independent auditor. The Audit Committee also reviews the scope and results of audits and the audit fees charged, reviews reports from the Fund's independent auditor concerning the Fund's internal accounting procedures, and controls and reviews reports of the Manager's internal auditor, among other duties as set forth in the Committee's charter.

         The members of the Study Committee are Benjamin Lipstein (Chairman), Robert Galli and Elizabeth
Moynihan.  The Study Committee held seven meetings during the Fund's fiscal year ended July 31, 2002. The Study
Committee evaluates and reports to the Board on the Fund's contractual arrangements, including the Investment
Advisory and Distribution Agreements, transfer and shareholder service agreements and custodian agreements as well as the policies and procedures adopted by the Fund to comply with the Investment Company Act and other applicable law, among other duties as set forth in the Committee's charter.

         The members of the Proxy Committee are Edward Regan (Chairman), Russell Reynolds and Clayton Yeutter.
The Proxy Committee held no meetings during the fiscal year ended July 31, 2002.  The Proxy Committee provides the Board with recommendations for proxy voting and monitors proxy voting by the Fund.

Directors and Officers of the Fund.  The Fund's  Directors and officers and their  positions held with the Fund and length of service in such  position(s) and their principal  occupations and business  affiliations  during the past five years are listed below.  Each of the Directors,  except Mr. Murphy,  is an "Independent  Director," as defined in the Investment Company Act. orthe Mr. Murphy is an "Interested Director," because he is affiliated with the
Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company.  Mr. Murphy was elected as a Director of the Fund with the understanding that in the event he ceases to be the chief executive officer of the Manager, he will resign as a director of the Fund and the other Board I
Funds for which he is a trustee or director. The information for the Directors also includes the dollar range of shares of the Fund as well as the aggregate dollar range of shares of the Board I
Funds beneficially owned by the Director. All of the Directors are also trustees or directors of the following
Oppenheimer funds (referred to as "Board I Funds"):

Oppenheimer California Municipal Fund                     Oppenheimer International Growth Fund
Oppenheimer Capital Appreciation Fund                     Oppenheimer International Small Company Fund
Oppenheimer Capital Preservation Fund                     Oppenheimer Money Market Fund, Inc.
Oppenheimer Concentrated Growth Fund                      Oppenheimer Multiple Strategies Fund
Oppenheimer Developing Markets Fund                       Oppenheimer Multi-Sector Income Trust
Oppenheimer Discovery Fund                                Oppenheimer Multi-State Municipal Trust
Oppenheimer Emerging Growth Fund                          Oppenheimer Municipal Bond Fund
Oppenheimer Emerging Technologies Fund                    Oppenheimer New York Municipal Fund
Oppenheimer Enterprise Fund                               Oppenheimer Series Fund, Inc.
Oppenheimer Europe Fund                                   Oppenheimer Special Value Fund
Oppenheimer Global Fund                                   Oppenheimer Trinity Core Fund
Oppenheimer Global Growth & Income Fund                   Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Gold & Special Minerals Fund                  Oppenheimer Trinity Value Fund
Oppenheimer Growth Fund                                   Oppenheimer U.S. Government Trust

         In addition to being a trustee or director of the Board I Funds,  Mr.  Galli is also a director or trustee of 10 other portfolios in the OppenheimerFunds complex.

         Messrs. Murphy, Molleur, Wixted, Weiss and Zack, and Mses. Feld, Wolf and Ives respectively hold the same offices with one or more of the other Board I Funds as with the Fund. As of August 31, 2002, the Directors and officers of the Fund as a group owned of record or beneficially less than 1% of each class of shares of the
Fund. The foregoing statement does not reflect ownership of shares of the Fund held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under the plan by the officers of the Fund listed above. In addition, each Independent Director, and his family members, do not own securities of either the Manager or Distributor of the Board I Funds or any person directly or indirectly controlling, controlled by or under common control with the Manager or Distributor.

         Mr. Reynolds has reported that he has a controlling interest in The Directorship Search Group, Inc., a director and executive recruiting firm that provided consulting services to Massachusetts Mutual Life Insurance
Company (which controls the Manager and the Distributor) for fees aggregating $75,000 from July 1, 1999 to
December 31, 2001, an amount representing less than 5% of the firm's annual revenues.  Mr. Reynolds estimates that the Directorship Search Group will bill Massachusetts Mutual Life Insurance Company $150,000 for services to be provided during the calendar year 2002. The Independent Directors have unanimously (except for Mr. Reynolds'
abstention) determined that the consulting arrangements between The Directorship Group, Inc. and Massachusetts
Mutual Life Insurance Company were not material business or professional relationships that would compromise Mr.
Reynolds' status as an Independent Director. However, to assure certainty as to the determinations of the Board and the Independent Directors as to matters upon which the Investment Company Act or the rules thereunder require approval by a majority of disinterested Directors, Mr. Reynolds will not be counted for purposes of determining whether a quorum of Independent Directors was present or whether a majority of Independent Directors approved the matter.

                                               Independent Directors

------------------------- ------------------------------------------------------------- ----------- ------------------

                                                                                        Dollar      Aggregate Dollar
Name, Address,1 Age,                                                                    Range of     Range of Shares
Position(s) Held with     Principal Occupation(s) During Past 5 Years / Other           Shares        Beneficially
Fund and Length of        Trusteeships/Directorships Held by Director / Number of       Owned in     Owned in any of
Service2                  Portfolios in Fund Complex Overseen by Director                the Fund   the Board I Funds

------------------------- ------------------------------------------------------------- ----------- ------------------
------------------------- ------------------------------------------------------------- ----------- ------------------

Leon Levy, Chairman of    General Partner of Odyssey Partners, L.P. (investment             $0             $0
the Board of Directors    partnership) (since 1982) and Chairman of the Board of
since 1974                Avatar Holdings, Inc. (real estate development) (since
Age: 76                   1981). Oversees 31 portfolios in the OppenheimerFunds
                          complex.

------------------------- ------------------------------------------------------------- ----------- ------------------

------------------------- ------------------------------------------------------------- ----------- ------------------

Robert G. Galli,          A Trustee or Trustee of other Oppenheimer funds. Formerly     Over          Over $100,000
Director since 1993       Vice Chairman of the Manager (October 1995 - December
Age: 68                   1997). Oversees 41 portfolios in the OppenheimerFunds          $100,000
                          complex.

------------------------- ------------------------------------------------------------- ----------- ------------------
------------------------- ------------------------------------------------------------- ----------- ------------------

Phillip A. Griffiths,     The Director of the Institute for Advanced Study,                 $0        Over $100,000
Director since July 2002  Princeton, N.J. (since 1991), director of GSI Lumonics
Age: 63                   (since 2001) and a member of the National Academy of
                          Sciences (since 1979); formerly (in descending
                          chronological order) a director of Bankers Trust
                          Corporation, Provost and Professor of Mathematics at Duke
                          University, a director of Research Triangle Institute,
                          Raleigh, N.C., and a Professor of Mathematics at Harvard
                          University. Oversees 31 portfolios in the OppenheimerFunds complex.

------------------------- ------------------------------------------------------------- ----------- ------------------
------------------------- ------------------------------------------------------------- ----------- ------------------

Benjamin Lipstein,        Professor Emeritus of Marketing, Stern Graduate School of     $50,001 -     Over $100,000
Director since 1974       Business Administration, New York University. Oversees 31      $100,000
Age: 78                   portfolios in the OppenheimerFunds complex.

------------------------- ------------------------------------------------------------- ----------- ------------------
------------------------- ------------------------------------------------------------- ----------- ------------------

Joel W. Motley,3          Director, Columbia Equity Financial Corp. (privately-held         $0             $0
Age: 50                   financial adviser) (January 2002 - present); Managing
                          Director, Carmona Motley Inc. (privately-held financial
                          adviser) (January 2002- present); Formerly he held the
                          following positions: Managing Director, Carmona Motley
                          Hoffman Inc. (privately-held financial adviser) (January
                          1998 - December 2001); Managing Director, Carmona Motley &
                          Co. (privately-held financial adviser) (January 1992 -
                          December 1997.

------------------------- ------------------------------------------------------------- ----------- ------------------
------------------------- ------------------------------------------------------------- ----------- ------------------

Elizabeth B. Moynihan,    Author and architectural historian; a trustee of the Freer        $0          $50,001 -
Director since 1992       Gallery of Art and Arthur M. Sackler Gallery (Smithsonian
Age: 72                   Institute), Trustees Council of the National Building
                          Museum; a member of the Trustees Council, Preservation                        $100,000
                          League of New York State. Oversees 31 portfolios in the
                          OppenheimerFunds complex.

------------------------- ------------------------------------------------------------- ----------- ------------------
------------------------- ------------------------------------------------------------- ----------- ------------------

Kenneth A. Randall,       A director of Dominion Resources, Inc. (electric utility      $50,001 -     Over $100,000
Director since 1980       holding company) and Prime Retail, Inc. (real estate
Age: 74                   investment trust); formerly a director of Dominion Energy,
                          Inc. (electric power and oil & gas producer), President and
                          Chief Executive Officer of The Conference Board, Inc.
                          (international economic and business research) and a           $100,000
                          director of Lumbermens Mutual Casualty Company, American
                          Motorists Insurance Company and American Manufacturers
                          Mutual Insurance Company. Oversees 31 portfolios in the
                          OppenheimerFunds complex.

------------------------- ------------------------------------------------------------- ----------- ------------------

------------------------- ------------------------------------------------------------- ----------- ------------------

Edward V. Regan,          President, Baruch College, CUNY; a director of RBAsset        $1 -            $50,001 -
Director since 1993       (real estate manager); a director of OffitBank; formerly
Age: 71                   Trustee, Financial Accounting Foundation (FASB and GASB),
                          Senior Fellow of Jerome Levy Economics Institute, Bard
                          College, Chairman of Municipal Assistance Corporation for
                          the City of New York, New York State Comptroller and           $10,000        $100,000
                          Trustee of New York State and Local Retirement Fund.
                          Director/trustee of 31 investment companies in the
                          OppenheimerFunds complex.

------------------------- ------------------------------------------------------------- ----------- ------------------

------------------------- ------------------------------------------------------------- ----------- ------------------

Russell S. Reynolds,      Chairman of The Directorship Search Group, Inc. (corporate        $0      $10,001 - $50,000
Jr.,                      governance consulting and executive recruiting) (since
Director since 1989       1993); a life trustee of International House (non-profit
Age: 70                   educational organization), and a trustee of the Greenwich
                          Historical Society (since 1996). Oversees 31 portfolios in the OppenheimerFunds complex.

------------------------- ------------------------------------------------------------- ----------- ------------------

------------------------- ------------------------------------------------------------- ----------- ------------------

Donald W. Spiro, Vice     Chairman Emeritus (since January 1991) of the Manager.        Over          Over $100,000
Chairman of the Board     Formerly he held the following positions: Chairman
of Directors,             (November 1987 - January 1991) and a director (January 1969
Director since 1985       - August 1999) of the Manager; President and Director of
Age: 76                   OppenheimerFunds Distributor, Inc., a subsidiary of the        $100,000
                          Manager and the Fund's Distributor (July 1978 - January
                          1992). Oversees 31 portfolios in the OppenheimerFunds
                          complex.

------------------------- ------------------------------------------------------------- ----------- ------------------

------------------------- ------------------------------------------------------------- ----------- ------------------

Clayton K. Yeutter,       Of Counsel, Hogan & Hartson (a law firm) (since 1993).            $0          $50,001 -
Director since 1991       Other directorships: Caterpillar, Inc. (since 1993) and
Age: 71                   Weyerhaeuser Co. (since 1999). Director/trustee of 31
                          investment companies in the OppenheimerFunds complex.                         $100,000
                          Oversees 31 portfolios in the OppenheimerFunds complex.

------------------------- ------------------------------------------------------------- ----------- ------------------

                                          Interested Director and Officer

----------------------- ---------------------------------------------------------------- ----------- -----------------

Name, Address,,3 Age,   Principal Occupation(s) During Past 5 Years / Other              Dollar         Aggregate
                                                                                                     Dollar Range of
                                                                                         Range of    Shares Owned in
Position(s) Held with                                                                    Shares         any of the
Fund and Length of      Trusteeships/Directorships Held by Director / Number of          Owned in      Oppenheimer
Service4                Portfolios in Fund Complex Overseen by Director                   the Fund        Funds

----------------------- ---------------------------------------------------------------- ----------- -----------------
----------------------- ---------------------------------------------------------------- ----------- -----------------

John V. Murphy,         Chairman,  Chief Executive Officer and director (since June 30,
President  since        2001) and  President  (since  September  2000) of the  Manager;
October 2001            President  and a  director  or  trustee  of  other  Oppenheimer  $10,001 -    Over $100,000
and Director since      funds;   President   and  a  director   (since  July  2001)  of   $50,000
July 2002               Oppenheimer  Acquisition  Corp.,  the Manager's  parent holding
Age: 52                 company, and of Oppenheimer  Partnership Holdings,  Inc. (since
                        July  2001),  a  holding  company  subsidiary  of the  Manager;
                        Chairman  and a  director  (since  July  2001)  of  Shareholder
                        Services,  Inc. and of Shareholder  Financial  Services,  Inc.,
                        transfer agent  subsidiaries of the Manager;  President  (since
                        November  1,  2001)  and  a  director   (since  July  2001)  of
                        Oppenheimer Real Asset Management,  Inc., an investment advisor subsidiary  of the  Manager;  President  and a director  (since
                        July 2001) of  OppenheimerFunds  Legacy  Program,  a charitable trust program  established  by the Manager;  a director  (since
                        November  2001) of  Trinity  Investment  Management  Corp.  and
                        Tremont Advisers,  Inc.,  investment advisory affiliates of the
                        Manager, and of OAM Institutional,  Inc. (since November 2001), an  investment  advisory  subsidiary  of  the  Manager,  and of
                        HarbourView  Asset  Management   Corporation  and  OFI  Private
                        Investments,   Inc.  (since  July  2001),   investment  advisor
                        subsidiaries  of the Manager;  formerly  President  and trustee
                        (from November 1999 to November 2001) of MML Series  Investment
                        Fund and MassMutual  Institutional  Funds,  open-end investment companies;  Chief  Operating  Officer  (September  2000  - July
                        2001)   of   the   Manager;   Executive   Vice   President   of
                        Massachusetts  Mutual Life  Insurance  Company  (from  February
                        1997 to August  2000);  a director  (from 1999 to 2000) of C.M.
                        Life Insurance Company;  President, Chief Executive Officer and
                        a director  (from 1999 to 2000) of MML Bay State Life Insurance
                        Company;   Executive   Vice   President,   director  and  Chief
                        Operating  Officer  (from  1995 to 1997)  of David L.  Babson &
                        Company,  Inc., an investment  advisor;  Senior Vice  President and director  (from 1995 to 1997) of Potomac  Babson  Inc.,  an investment  advisor  subsidiary  of David L.  Babson & Company,
                        Inc.;  Senior Vice  President  (from  1995-1997)  and  director
                        (from 1995 to 1999) of DBL Acquisition  Corporation,  a holding company for investment  advisers; a director (from 1989 - 1998)
                        of  Emerald   Isle   Bancorp   and   Hibernia   Savings   Bank,
                        wholly-owned  subsidiary of Emerald Isle  Bancorp.  Oversees 67 portfolios in the OppenheimerFunds complex.

----------------------- ---------------------------------------------------------------- ----------- -----------------

Officers of the Fund

----------------------------------------------- -----------------------------------------------------------------------

Name, Address,5 Age, Position(s) Held with      Principal Occupation(s) During Past 5 Years
Fund and Length of Service6

----------------------------------------------- -----------------------------------------------------------------------
----------------------------------------------- -----------------------------------------------------------------------

Barry D. Weiss,  Vice  President and Portfolio  Vice  President  of the  Manager  (since  July  2001);  an officer and
Manager (since July 2001).
Age: 38.                                        portfolio manager of 6 other  Oppenheimer  funds;  formerly  Assistant
                                                Vice  President  and Senior  Credit  Analyst of the Manager  (February
                                                2000-June  2001).  Prior to joining the Manager in February  2000,  he was Associate  Director,  Structured  Finance,  Fitch IBCA Inc. (April
                                                1998  -  February  2000);  News  Director,   Fitch  Investors  Service
                                                (September 1996 - April 1998); and Senior Budget Analyst,  City of New
                                                York, Office of Management & Budget (February 1990 - September 1996).

----------------------------------------------- -----------------------------------------------------------------------

----------------------------------------------- -----------------------------------------------------------------------

                                                Senior Vice  President  (since June 2000) of the  Manager;  an officer
Carol E. Wolf,  Vice  President  and Portfolio
Manager (since November 1988).                  and  portfolio  manager of 6 other  Oppenheimer  funds;  formerly Vice
Age: 51.                                        President of the Manager (June 1990 - June 2000).

----------------------------------------------- -----------------------------------------------------------------------

----------------------------------------------- -----------------------------------------------------------------------

Brian W. Wixted,                                Senior Vice President and Treasurer (since March 1999) of the
Treasurer,  Principal Financial and Accounting  Manager; Treasurer (since March 1999) of HarbourView Asset Management
Officer (since April 1999)                      Corporation, Shareholder Services, Inc., Oppenheimer Real Asset
Age: 42                                         Management Corporation, Shareholder Financial Services, Inc.,
                                                Oppenheimer Partnership Holdings, Inc., OFI Private Investments, Inc.
                                                (since March 2000), OppenheimerFunds International Ltd. and
                                                Oppenheimer Millennium Funds plc (since May 2000), offshore fund management subsidiaries of the Manager, and OAM Institutional, Inc.
                                                (since November 2000), an investment advisory subsidiary of the
                                                Manager; Treasurer and Chief Financial Officer (since May 2000) of
                                                Oppenheimer Trust Company, a trust company subsidiary of the Manager;
                                                Assistant Treasurer (since March 1999) of Oppenheimer Acquisition
                                                Corp. and OppenheimerFunds Legacy Program (since April 2000); an officer of 89 other Oppenheimer funds; formerly Principal and Chief
                                                Operating Officer, Bankers Trust Company - Mutual Fund Services
                                                Division (March 1995 - March 1999).

----------------------------------------------- -----------------------------------------------------------------------

----------------------------------------------- -----------------------------------------------------------------------

Robert G. Zack,                                 Senior  Vice  President  (since May 1985) and General  Counsel  (since
Secretary (since November 1, 2001)              February  2002) of the Manager;  Assistant  Secretary  of  Shareholder
Age: 53                                         Services, Inc. (since May 1985),  Shareholder Financial Services, Inc.
                                                (since  November  1989);   OppenheimerFunds   International  Ltd.  and
                                                Oppenheimer  Millennium  Funds plc (since October 1997); an officer of
                                                89  other  Oppenheimer   funds;   formerly,   Acting  General  Counsel
                                                (November  2001-February  2002) and Associate  General Counsel (1984 -
                                                October 2001)

----------------------------------------------- -----------------------------------------------------------------------
----------------------------------------------- -----------------------------------------------------------------------

Denis R. Molleur,                               Vice  President and Senior  Counsel of the Manager  (since July 1999);
Assistant Secretary (since November 1, 2001)    an officer of 89 other  Oppenheimer  funds;  formerly a Vice President
Age: 44                                         and Associate Counsel of the Manager (September 1995 - July 1999).

----------------------------------------------- -----------------------------------------------------------------------
----------------------------------------------- -----------------------------------------------------------------------

Katherine P. Feld,                              Vice  President and Senior  Counsel of the Manager  (since July 1999);
Assistant Secretary (since November 1, 2001)    an officer of 89 other  Oppenheimer  funds;  formerly a Vice President
Age: 43                                         and Associate Counsel of the Manager (June 1990 - July 1999).

----------------------------------------------- -----------------------------------------------------------------------
----------------------------------------------- -----------------------------------------------------------------------

Kathleen T. Ives,                               Vice  President  and  Assistant  Counsel of the  Manager  (since  June
Assistant Secretary (since November 1, 2001)    1998);  an  officer  of  89  other  Oppenheimer  funds;   formerly  an
Age: 36                                         Assistant Vice President and Assistant  Counsel of the Manager (August
                                                1997 - June  1998);  and  Assistant  Counsel  of the  Manager  (August
                                                1994-August 1997).

----------------------------------------------- -----------------------------------------------------------------------

Remuneration of Directors.  The officers of the Fund and one Director of the Fund (Mr.  Murphy) are affiliated with the  Manager  and  receive  no  salary or fee from the Fund.  The  remaining  Directors  of the Fund  received  the compensation  shown below. The compensation  from the Fund was paid during its fiscal year ended July 31, 2002. The compensation  from all of the Board I Oppenheimer  funds  includes the  compensation  from the Fund and  represents compensation received as a director, trustee or member of a committee of the Board during the calendar year 2001.

    ------------------------------ --------------------------- ------------------------- -----------------------

                                                                                         Total
                                                               Retirement                Compensation
                                                               Benefits                  from all
                                   Aggregate                   Accrued as                Board I
    Director's                     Compensation                Part of Fund              Oppenheimer Funds for
    Name and Position              from Fund1                  Expenses                  Which Individual
                                                                                         Serves          as
                                                                                         Trustee/Director (33
                                                                                         Funds)2

    ------------------------------ --------------------------- ------------------------- -----------------------
    ------------------------------ --------------------------- ------------------------- -----------------------

    Leon Levy                      $_____                      $_______                  $173,700
    Chairman

    ------------------------------ --------------------------- ------------------------- -----------------------
    ------------------------------ --------------------------- ------------------------- -----------------------

    Robert G. Galli3               $_______                    $_______                  $202,886
    Study Committee Member

    ------------------------------ --------------------------- ------------------------- -----------------------
    ------------------------------ --------------------------- ------------------------- -----------------------

    Philip A. Griffiths4           $_____                      $_______                  $ 54,889

    ------------------------------ --------------------------- ------------------------- -----------------------
    ------------------------------ --------------------------- ------------------------- -----------------------

    Benjamin Lipstein              $______                     $_______                  $150,152
    Study Committee
    Chairman Audit Committee
    Member

    ------------------------------ --------------------------- ------------------------- -----------------------
    ------------------------------ --------------------------- ------------------------- -----------------------

    Elizabeth B. Moynihan          $_______                    $_______                  $105,760
    Study Committee
    Member

    ------------------------------ --------------------------- ------------------------- -----------------------
    ------------------------------ --------------------------- ------------------------- -----------------------

    Kenneth A. Randall             $_____                      $______                   $97,012
    Audit Committee
    Chairman

    ------------------------------ --------------------------- ------------------------- -----------------------
    ------------------------------ --------------------------- ------------------------- -----------------------

    Edward V. Regan                $_____                      $_______                  $95,960
    Proxy Committee Chairman,
    Audit Committee Member

    ------------------------------ --------------------------- ------------------------- -----------------------
    ------------------------------ --------------------------- ------------------------- -----------------------

    Donald W. Spiro                $_______                    $_______                  $64,080

    ------------------------------ --------------------------- ------------------------- -----------------------
    ------------------------------ --------------------------- ------------------------- -----------------------

    Russell S. Reynolds, Jr.       $_______                    $_______                  $71,792
    Proxy Committee
    Member

    ------------------------------ --------------------------- ------------------------- -----------------------
    ------------------------------ --------------------------- ------------------------- -----------------------

                                                                                         Total
                                                               Retirement                Compensation
                                                               Benefits                  from all
                                   Aggregate                   Accrued as                Board I
    Director's                     Compensation                Part of Fund              Oppenheimer Funds for
    Name and Position              from Fund1                  Expenses                  Which Individual
                                                                                         Serves          as
                                                                                         Trustee/Director (33
                                                                                         Funds)2

    ------------------------------ --------------------------- ------------------------- -----------------------
    ------------------------------ --------------------------- ------------------------- -----------------------

    Clayton K. Yeutter5            $_______                    $________                 $71,792
    Proxy Committee
    Member

    ------------------------------ --------------------------- ------------------------- -----------------------

Aggregate compensationFor the fiscal year ended July 31, 2002, aggregate compensation includes fees, deferred compensation, if any, and retirement plan benefits accrued for a Trustee/Director. Mr. Motley was not a
     Director during that period.
(2)      For the 2001 calendar year.
(3) Total  compensation  for the 2001  calendar  year  includes  compensation  received for serving as a Trustee or
Director         of 10 other Oppenheimer funds.
(4)       Aggregate  compensation  from the Fund  includes  $_______  deferred  under  Deferred  Compensation  Plan described below.

Aggregate compensation from the Fund includes $955 deferred under Deferred Compensation Plan described below.

Deferred  Compensation  Plan for  Directors.  The Board of Directors has adopted a Deferred  Compensation  Plan for disinterested  directors  that enables  them to elect to defer  receipt of all or a portion of the annual fees they are entitled to receive from the Fund.  Under the plan,  the  compensation  deferred by a Director is  periodically adjusted as though an equivalent  amount had been invested in shares of one or more  Oppenheimer  funds selected by the Director.  The amount paid to the Director  under this plan will be determined  based upon the  performance  of the selected funds.

         Deferral of Directors' fees under this plan will not materially  affect the Fund's assets,  liabilities or net income per share.  This plan will not  obligate  the Fund to retain the  services of any Director or to pay any particular  level of  compensation  to any  Director.  Pursuant to an Order issued by the  Securities  and Exchange
Commission,  the Fund may  invest in the funds  selected  by the  Director  under  this  plan  without  shareholder approval for the limited purpose of determining the value of the Directors' deferred fee accounts.

         Retirement  Plan for  Directors.  The Fund has  adopted a  retirement  plan that  provides  for payment to retired  Directors.  Payments  are up to 80% of the average  compensation  paid during a  Director's  five years of service in which the highest  compensation  was  received.  A Director must serve as trustee or director for any of the New  York-based  Oppenheimer  funds  for at least  15  years  to be  eligible  for the  maximum  payment.  Each
Director's  retirement  benefits  will depend on the amount of the  Director's  future  compensation  and length of service.  Therefore,  the amount of those  benefits  cannot be  determined  at this time,  nor can we estimate  the number of years of credited service that will be used to determine those benefits.

         Major  Shareholders.  As of August 31,  2002,  no persons  owned of record or was known by the Fund to own beneficially 5% or more of the Fund's outstanding shares.

The Manager.  The Manager is  wholly-owned  by  Oppenheimer  Acquisition  Corp.,  a holding  company  controlled by
Massachusetts Mutual Life Insurance Company.

         |X| Code of Ethics.  The Fund,  the  Manager  and the  Distributor  have a Code of Ethics.  It is designed to detect and prevent improper personal trading by certain  employees,  including  portfolio  managers,  that would compete  with or take  advantage  of the Fund's  portfolio  transactions.  Covered  persons  include  persons  with knowledge of the  investments  and  investment  intentions of the Fund and other funds advised by the Manager.  The
Code of Ethics does permit  personnel  subject to the Code to invest in securities,  including  securities that may be purchased or held by the Fund,  subject to a number of  restrictions  and controls.  Compliance with the Code of
Ethics is carefully monitored and enforced by the Manager.

         The Code of Ethics is an exhibit to the  Fund's  registration  statement  filed  with the  Securities  and
Exchange  Commission  and can be reviewed and copied at the SEC's Public  Reference  Room in  Washington,  D.C. You
can  obtain  information  about  the  hours  of  operation  of the  Public  Reference  Room by  calling  the SEC at
1.202.942.8090.  The Code of Ethics can also be viewed as part of the Fund's  registration  statement  on the SEC's
EDGAR  database  at the SEC's  Internet  website at  http://www.sec.gov.  Copies may be  obtained,  after  paying a duplicating  fee, by electronic  request at the following E-mail address:  publicinfo@sec.gov  or by writing to the
SEC's Public Reference Section, Washington, D.C. 20549-0102.

         The Investment  Advisory  Agreement.  The Manager provides  investment advisory and management services to the Fund under an  investment  advisory  agreement  between  the  Manager  and the Fund that was  approved  by Fund shareholders at a meeting held July 29, 2002,  that took effect July 30, 2002. The Manager  selects  securities for the Fund's portfolio and handles its day-to-day  business.  The agreement requires the Manager,  at its expense, to provide the Fund with adequate  office space,  facilities  and  equipment.  It also requires the Manager to provide and  supervise  the  activities  of all  administrative  and  clerical  personnel  required  to  provide  effective administration  for the Fund.  Those  responsibilities  include the  compilation  and  maintenance  of records with respect to its  operations,  the preparation  and filing of specified  reports,  and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

         Expenses not expressly  assumed by the Manager  under the  investment  advisory  agreement are paid by the
Fund.  The  investment  advisory  agreement  lists  examples of  expenses  paid by the Fund.  The major  categories relate to interest,  taxes,  fees to  disinterested  Directors,  legal and audit  expenses,  custodian and transfer agent  expenses,  share  issuance  costs,  certain  printing and  registration  costs and  non-recurring  expenses, including  litigation  costs.  The  management  fees paid by the Fund to the  Manager are  calculated  at the rates described in the Prospectus.

              |X| Annual Approval of Investment Advisory Agreement. Each year, the Board of Directors, including a majority of the Independent Directors, is required to approve the renewal of the investment advisory agreement.
The Investment Company Act requires that the Board request and evaluate and the Manager provide such information as may be reasonably necessary

to evaluate the terms of the investment advisory agreement.  The Board employs an independent consultant to prepare a report that provides such information as the Board requests for this purpose.

         The Board reviewed the foregoing information in arriving at its decision to approve a new investment advisory agreement and to recommend that agreement to shareholders. The Fund's shareholders approved that agreement (the "Agreement") at a meeting held July 29, 2002, and the agreement took effect July 30, 2002.  Among other factors, the Board considered:
o        The nature, cost, and quality of the services provided to the Fund and its shareholders;
o        The profitability of the Fund to the Manager;
o        The investment performance of the Fund in comparison to regular market indices;
o        Economies of scale that may be available to the Fund from the Manager;
o        Fees paid by other mutual funds for similar services;
o        The value and quality of any other benefits or services received by the Fund from its relationship with the Manager; and
o        The direct and indirect benefits the Manager received from its relationship with the Fund.  These included services provided by the General Distributor and the Transfer Agent, and brokerage and soft dollar arrangements permissible under Section 28(e) of the Securities Exchange Act.

         The Board considered that the Manager must be able to pay and retain high quality personnel at competitive rates to provide services to the Fund.  The Board also considered that maintaining the financial viability of the Manager is important so that the Manager will be able to continue to provide quality services to the Fund and its shareholders in adverse times.  The Board also considered the investment performance of other mutual funds advised by the Manager. The Board is aware that there are alternatives to the use of the Manager.

         These matters were also considered by the Independent Directors, meeting separately from the full Board with experienced Counsel to the Fund who assisted the Board in its deliberations.  The Fund's Counsel is independent of the Manager within the meaning and intent of the SEC Rules regarding the independence of counsel.

         In arriving at a decision, the Board did not single out any one factor or group of factors as being more important than other factors, but considered all factors together.  The Board judged the terms and conditions of the Agreement, including the investment advisory fee, in light of all of the surrounding circumstances. The Board also determined to eliminate an expense limitation based on the Fund's total annual investment income. Under the investment advisory agreement in effect prior to July 29, 2002 (the "Prior Agreement"), the Manager guaranteed that the total expenses of the Fund in any calendar year, exclusive of taxes, interest and brokerage fees, would not exceed the lesser of (a) 1% of the average annual net assets of the Fund, or (b) 25% of the total annual investment income of the Fund.  Due to the impact on Fund income of dramatic decreases in interest rates paid on obligations held by the Fund, the Manager reimbursed the Fund $______ during the period February 1, 2002 to July
30, 2002. If the current Agreement were in effect during that period, that reimbursement would not have been made.

                                    The Agreement contains no expense limitation. However, independently of the
Agreement, the Manager has voluntarily undertaken that it will pay all Fund expenses (exclusive of non-recurring and extraordinary or exceptional costs and expenses) if and to the extent necessary for the Fund to maintain a stable net asset value of $1.00 per share. That voluntary expense assumption may be amended or terminated at any time without notice.

         The advisory fees under the Agreement and under the Prior Agreement are the same. The management fees paid by the Fund to the Manager during the Fund's most recent three fiscal years are as follows:

   ----------------------- -------------------------------------------------------------------------------------
     Fiscal Year ending                       Management Fee Paid to OppenheimerFunds, Inc.
            7/31
   ----------------------- -------------------------------------------------------------------------------------
   ----------------------- -------------------------------------------------------------------------------------
            2000                                                $7,172,648
   ----------------------- -------------------------------------------------------------------------------------
   ----------------------- -------------------------------------------------------------------------------------
            2001                                                $8,118,471
   ----------------------- -------------------------------------------------------------------------------------
   ----------------------- -------------------------------------------------------------------------------------

            2002                                            $________________*

   ----------------------- -------------------------------------------------------------------------------------

*Does not include expense reimbursements of $______________ during that period, described above.

         The investment  advisory  agreement  states that in the absence of willful  misfeasance the Manager is not liable  for any loss  sustained  by reason of the  adoption  of any  investment  policy  or the  purchase,  sale or retention of any security on its recommendation,  whether or not such  recommendation  shall have been based on its own  investigation and research or upon  investigation  and research by any other individual,  firm or corporation.
That  recommendation  must have been made, and such other individual,  firm or corporation must have been selected, with due care and in good faith.  However,  the Manager is not excused from liability for its willful  misfeasance, bad faith or gross  negligence in the performance of its duties,  or its reckless  disregard of its obligations and duties, under the investment advisory agreement.

         The investment  advisory  agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the name  "Oppenheimer" in connection with other  investment  companies for which it may act as investment advisor or general  distributor.  If the Manager shall no longer act as investment advisor to the Fund, the right of the Fund to use the name "Oppenheimer" as part of its name may be withdrawn.

         The Distributor.  Under its General Distributor's Agreement with the Fund,  OppenheimerFunds  Distributor,
Inc., a subsidiary of the Manager,  acts as the Fund's  principal  underwriter  and  Distributor  in the continuous public offering of the Fund's shares.  The  Distributor is not obligated to sell a specific  number of shares.  The
Distributor bears the expenses normally  attributable to sales,  including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders.

Portfolio  Transactions.  Portfolio  decisions are based upon  recommendations  and judgment of the Manager subject to the overall  authority of the Board of Directors.  Most  purchases  made by the Fund are principal  transactions at net  prices,  so the Fund incurs  little or no  brokerage  costs.  The Fund deals  directly  with the selling or purchasing  principal or market maker without  incurring  charges for the services of a broker on its behalf unless the  Manager  determines  that a better  price or  execution  may be  obtained  by using the  services of a broker.
Purchases of portfolio  securities from  underwriters  include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked prices.

         The Fund seeks to obtain  prompt  execution  of orders at the most  favorable  net price.  If dealers  are used for  portfolio  transactions,  transactions  may be  directed  to dealers  for their  execution  and  research services.  The  research  services  provided  by a  particular  broker  may be  useful  only  to one or more of the advisory  accounts of the Manager and its  affiliates.  Investment  research  received for the commissions of those other  accounts  may be  useful  both to the  Fund  and one or more of such  other  accounts.  Investment  research services  may be  supplied to the Manager by a third party at the  instance of a broker  through  which  trades are placed.  It may include  information  and analyses on  particular  companies  and  industries  as well as market or economic  trends and  portfolio  strategy,  receipt of market  quotations  for portfolio  evaluations,  information systems,  computer  hardware and similar  products and services.  If a research service also assists the Manager in a  non-research  capacity  (such as bookkeeping  or other  administrative  functions),  then only the percentage or component  that  provides  assistance  to the  Manager in the  investment  decision-making  process  may be paid in commission dollars.

         The research  services  provided by brokers  broaden the scope and supplement  the research  activities of the Manager.  That research  provides  additional  views and comparisons for  consideration,  and helps the Manager obtain market  information  for the valuation of securities  held in the Fund's  portfolio or being  considered for purchase.

         Subject to applicable  rules covering the Manager's  activities in this area,  sales of shares of the Fund and/or  the other  investment  companies  managed by the  Manager or  distributed  by the  Distributor  may also be considered  as a factor in the  direction of  transactions  to dealers.  That must be done in  conformity  with the price,  execution and other  considerations  and practices  discussed above.  Those other investment  companies may also give  similar  consideration  relating to the sale of the Fund's  shares.  No portfolio  transactions  will be handled by any securities dealer affiliated with the Manager.

         The Fund's policy of investing in short-term  debt  securities with maturity of less than one year results in high portfolio  turnover and may increase the Fund's transaction costs.  However,  since brokerage  commissions, if any, are small, high turnover does not have an appreciable adverse effect upon the income of the Fund.

Performance of the Fund

Explanation  of Performance  Terminology.  The Fund uses a variety of terms to illustrate  its  performance.  These terms include  "yield,"  "compounded  effective  yield" and "average  annual total  return." An  explanation of how yields and total returns are  calculated  is set forth below.  The charts below show the Fund's  performance  as of the Fund's most recent  fiscal  year end.  You can obtain  current  performance  information  by calling the Fund's
Transfer   Agent   at    1.800.525.7048    or   by   visiting   the    OppenheimerFunds    Internet    website   at
http://www.oppenheimerfunds.com.

         The  Fund's  illustrations  of its  performance  data in  advertisements  must  comply  with  rules of the
Securities and Exchange  Commission.  Those rules  describe the types of performance  data that may be used and how it is to be  calculated.  If the fund shows total  returns in addition to its yields,  the returns  must be for the
1-,  5- and  10-year  periods  ending  as of the most  recent  calendar  quarter  prior to the  publication  of the advertisement (or its submission for publication).

         Use of  standardized  performance  calculations  enables an investor to compare the Fund's  performance to the  performance  of other funds for the same periods.  However,  a number of factors  should be considered  before using the Fund's performance information as a basis for comparisons with other investments:

         o Yields and total returns  measure the  performance  of a  hypothetical  account in the Fund over various periods and do not show the performance of each  shareholder's  account.  Your account's  performance will vary from the model  performance  data if your  dividends  are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time than the shares used in the model.

         o An investment in the Fund is not insured by the FDIC or any other government agency.
         o The Fund's yield is not fixed or guaranteed and will fluctuate.

o             Yields and total returns for any given past period represent historical performance information and are not, and should not be considered,  a prediction of future yields or returns.  Yields and total returns for the six months ended 7.31.02 would have been lower without the expense  assumption by the Manager  during that period,  which has now been  terminated,  as explained under "Annual  Approval of the Investment  Advisory
         Agreement."

         o    Yields.  The Fund's current yield is calculated for a seven-day  period of time as follows.  First, a base  period  return is  calculated  for the  seven-day  period  by  determining  the net  change in the value of a hypothetical  pre-existing  account having one share at the beginning of the seven-day period.  The change includes dividends  declared on the original  share and dividends  declared on any shares  purchased  with dividends on that share,  but such  dividends  are adjusted to exclude any realized or unrealized  capital gains or losses  affecting the  dividends  declared.  Next,  the base period  return is multiplied by 365/7 to obtain the current yield to the nearest hundredth of one percent.

         The compounded effective yield for a seven-day period is calculated by
         (1) adding 1 to the base period return (obtained as described above),
         (2) raising the sum to a power equal to 365 divided by 7, and
         (3) subtracting 1 from the result.

         The yield as  calculated  above may vary for  accounts  less than  approximately  $100 in value due to the effect of  rounding  off each daily  dividend to the  nearest  full cent.  The  calculation  of yield under  either procedure  described  above does not take into  consideration  any  realized or  unrealized  gains or losses on the
Fund's  portfolio  securities  which may affect  dividends.  Therefore,  the return on dividends  declared during a period may not be the same on an annualized basis as the yield for that period.

         Total  Return  Information.   There  are  different  types  of  "total  returns"  to  measure  the  Fund's performance.  Total return is the change in value of a  hypothetical  investment  in the Fund over a given  period, assuming  that all  dividends  and capital gains  distributions  are  reinvested in additional  shares and that the investment  is redeemed at the end of the period.  The  cumulative  total return  measures the change in value over the entire period (for  example,  ten years).  An average  annual total return shows the average rate of return for each year in a period that would  produce the  cumulative  total return over the entire  period.  However,  average annual total returns do not show actual  year-by-year  performance.  The Fund uses  standardized  calculations  for its total returns as prescribed by the SEC.  The methodology is discussed below.

         o    Average  Annual Total Return.  The "average  annual total return" of each class is an average  annual compounded  rate of return  for each year in a  specified  number of years.  It is the rate of return  based on the change in value of a  hypothetical  initial  investment  of $1,000 ("P" in the formula  below) held for a number of years ("n") to achieve an Ending  Redeemable  Value  ("ERV" in the  formula) of that  investment,  according to the following formula:

-------------------------------------------------------------------------------------------------------------------

                                                            1/n
                                                (  ERV   )
                                                ( ----   ) - 1 = Average Annual Total Return
                                                (   P    )

-------------------------------------------------------------------------------------------------------------------
         o    Cumulative Total Return.  The "cumulative total return"  calculation  measures the change in value of a  hypothetical  investment  of $1,000  over an  entire  period of  years.  Its  calculation  uses some of the same factors  as  average  annual  total  return,  but it does  not  average  the rate of  return  on an  annual  basis.
Cumulative total return is determined as follows:

-------------------------------------------------------------------------------------------------------------------

                                                ERV - P
                                                ------  - 1 = Total Return
                                                   P

-------------------------------------------------------------------------------------------------------------------
   --------------------- ---------------------- ----------------------------------------------------------------

          Yield          Compounded Effective              Average Annual Total Returns (at 7/31/02)
      (7 days ended              Yield
         7/31/02)            (7 days ended
                               7/31/02)

   --------------------- ---------------------- ----------------------------------------------------------------
   --------------------- ---------------------- ---------------------- ----------------------- -----------------

                                                       1-Year                 5 Years              10 Years
   --------------------- ---------------------- ---------------------- ----------------------- -----------------
   --------------------- ---------------------- ---------------------- ----------------------- -----------------

          ----%                 ------%               -------%                ------%              ------%

   --------------------- ---------------------- ---------------------- ----------------------- -----------------

Other   Performance   Comparisons.   Yield  information  may  be  useful  to  investors  in  reviewing  the  Fund's performance.  The Fund may make  comparisons  between its yield and that of other  investments,  by citing  various indices such as The Bank Rate Monitor  National Index  (provided by Bank Rate Monitor(TM))  which measures the average rate paid on bank money market  accounts,  NOW accounts and  certificates  of deposits by the 100 largest banks and thrifts  in the top ten  metropolitan  areas.  When  comparing  the Fund's  yield  with that of other  investments, investors  should  understand that certain other  investment  alternatives  such as  certificates of deposit,  U.S.
government  securities,  money market  instruments  or bank accounts may provide fixed yields and may be insured or guaranteed.

         From  time to  time,  the  Fund  may  include  in its  advertisements  and  sales  literature  performance information  about the Fund  cited in other  newspapers  and  periodicals,  such as The New York  Times,  which may include performance quotations from other sources.

         From time to time,  the Fund's  Manager  may publish  rankings or ratings of the Manager (or the  Transfer
Agent) or the investor services provided by them to shareholders of the Oppenheimer  funds,  other than performance rankings of the  Oppenheimer  funds  themselves.  Those  ratings or rankings  of  investor/shareholder  services by third parties may compare the services of the  Oppenheimer  funds to those of other mutual fund  families  selected by the rating or ranking  services.  They may be based on the  opinions  of the rating or ranking  service  itself, based on its research or judgment, or based on surveys of investors, brokers, shareholders or others.

-------------------------------------------------------------------------------------------------------------------
A B O U T   Y O U R   A C C O U N T
-------------------------------------------------------------------------------------------------------------------

How to Buy Shares

AccountLink.  When shares are purchased through  AccountLink,  each purchase must be at least $25.00.  You can make additional  purchases of at east $25 through  AccountLink.  Effective  November 1, 2002,  for any new Asset Builder
Plan,  each purchase must be at least $50 and  shareholders  must invest at least $500 before an Asset Builder Plan can be  established.  Shares will be  purchased  on the regular  business  day the  Distributor  is  instructed  to initiate the Automated  Clearing  House ("ACH")  transfer to buy shares.  Dividends  will begin to accrue on shares purchased by the proceeds of ACH  transfers on the business day the Fund  receives  Federal  Funds for the purchase through  the ACH system  before the close of The New York Stock  Exchange.  The  Exchange  normally  closes at 4:00
P.M.,  but may close  earlier on certain  days.  If Federal Funds are received on a business day after the close of the Exchange,  the shares will be purchased and  dividends  will begin to accrue on the next regular  business day.
The proceeds of ACH transfers are normally  received by the Fund 3 days after the transfers are  initiated.  If the proceeds of the ACH transfer are not received on a timely basis,  the Distributor  reserves the right to cancel the purchase order.  The Distributor  and the Fund are not  responsible for any delays in purchasing  shares  resulting from delays in ACH transmissions.

Asset  Builder  Plans.  To establish an Asset Builder Plan to buy shares  directly  from a bank  account,  you must enclose a check (the minimum is $25) for the initial  purchase  with your  application.  Shares  purchased by Asset
Builder  Plan  payments  from bank  accounts  are  subject to the  redemption  restrictions  for  recent  purchases described  in the  Prospectus.  Asset  Builder  Plans  are  available  only if your  bank is an ACH  member.  Asset
Builder  Plans  may  not be  used  to buy  shares  for  OppenheimerFunds  employer-sponsored  qualified  retirement accounts.  Asset Builder Plans also enable  shareholders of Oppenheimer  Cash Reserves to use their account to make monthly automatic purchases of shares of up to four other Oppenheimer funds.

         If you make  payments  from your bank  account to purchase  shares of the Fund,  your bank account will be debited  automatically.  Normally  the debit  will be made two  business  days  prior to the  investment  dates you select on your  Application.  Neither the  Distributor,  the Transfer Agent nor the Fund shall be  responsible  for any delays in purchasing shares that result from delays in ACH transmission.

         Before you establish Asset Builder  payments,  you should obtain a prospectus of the selected fund(s) from your  financial  advisor (or the  Distributor)  and  request an  application  from the  Distributor.  Complete  the application  and return it. You may change the amount of your Asset  Builder  payment or your can  terminate  these automatic  investments  at any time by writing to the  Transfer  Agent.  The Transfer  Agent  requires a reasonable period  (approximately  10 days) after receipt of your  instructions to implement them. The Fund reserves the right to amend, suspend, or discontinue offering Asset Builder plans at any time without prior notice.

         The  Oppenheimer  Funds.  The Oppenheimer  funds are those mutual funds for which the Distributor  acts as the distributor or the sub-Distributor and include the following:

                                                       -44-

                                                              Oppenheimer Municipal Bond Fund

Oppenheimer Bond Fund
Oppenheimer California Municipal Fund                         Oppenheimer New York Municipal Fund
Oppenheimer Capital Appreciation Fund                         Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Preservation Fund                         Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Capital Income Fund                               Oppenheimer Quest Balanced Value Fund
Oppenheimer Champion Income Fund                              Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Concentrated Growth Fund                          Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Convertible Securities Fund                       Oppenheimer Quest Opportunity Value Fund
Oppenheimer Developing Markets Fund                           Oppenheimer Quest Value Fund, Inc.
Oppenheimer Disciplined Allocation Fund                       Oppenheimer Real Asset Fund
Oppenheimer Discovery Fund                                    Oppenheimer Real Estate Fund
Oppenheimer Emerging Growth Fund                              Oppenheimer Rochester National Municipals
Oppenheimer Emerging Technologies Fund                        Oppenheimer Senior Floating Rate Fund
Oppenheimer Enterprise Fund                                   Oppenheimer Small Cap Value Fund
Oppenheimer Europe Fund                                       Oppenheimer Special Value Fund
Oppenheimer Global Fund                                       Oppenheimer Strategic Income Fund
Oppenheimer Global Growth & Income Fund                       Oppenheimer Total Return Fund, Inc.
Oppenheimer Gold & Special Minerals Fund                      Oppenheimer Trinity Core Fund
Oppenheimer Growth Fund                                       Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer High Yield Fund                                   Oppenheimer Trinity Value Fund
Oppenheimer Intermediate Municipal Fund                       Oppenheimer U.S. Government Trust
Oppenheimer International Bond Fund                           Oppenheimer Value Fund
Oppenheimer International Growth Fund                         Limited-Term New York Municipal Fund
Oppenheimer International Small Company Fund                  Rochester Fund Municipals
Oppenheimer Limited-Term Government Fund                      OSM1- Gartmore Millennium Growth Fund II
Oppenheimer Main Street Growth & Income Fund                  OSM1 - Jennison Growth Fund
Oppenheimer Main Street Opportunity Fund                      OSM1 - Mercury Advisors S&P 500 Index
Oppenheimer Main Street Small Cap Fund                        OSM1 - Mercury Advisors Focus Growth Fund
Oppenheimer MidCap Fund                                       OSM1 - QM Active Balanced Fund
Oppenheimer Multiple Strategies Fund                          OSM1 - Salomon Brothers All Cap Fund
And the following money market funds:

Centennial America Fund, L. P.                                Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust                        Centennial Tax Exempt Trust
Centennial Government Trust                                   Oppenheimer Cash Reserves
Centennial Money Market Trust                                 Oppenheimer Money Market Fund, Inc.

1 - "OSM" stands for Oppenheimer Select Managers

         There is an  initial  sales  charge on the  purchase  of Class A shares of each of the  Oppenheimer  funds described  above  except the money  market  funds.  Under  certain  circumstances  described  in this  Statement of
Additional  Information,  redemption proceeds of certain money market funds may be subject to a contingent deferred sales charge.

Determination  of Net Asset  Value Per Share.  The net asset  value per share of the Fund is  determined  as of the close of  business of The New York Stock  Exchange  (the  "Exchange")  on each day that the  Exchange  is open,  by dividing  the value of the Fund's net  assets by the total  number of shares  outstanding.  The  Exchange  normally closes  at 4:00  P.M.,  Eastern  time,  but may  close  earlier  on some  days  (for  example,  in case of  weather emergencies or on days falling before a U.S.  holiday).  The Exchange's most recent annual  announcement  (which is subject to change) states that it will close on New Year's Day, Martin Luther King Jr. Day,  Presidents'  Day, Good
Friday,  Memorial Day,  Independence  Day,  Labor Day,  Thanksgiving  Day and  Christmas  Day. It may also close on other days.

         The Fund's  Board of  Directors  has  adopted  the  amortized  cost  method to value the Fund's  portfolio securities.  Under the  amortized  cost  method,  a  security  is valued  initially  at its cost and its  valuation assumes a  constant  amortization  of any  premium  or  accretion  of any  discount,  regardless  of the  impact of fluctuating  interest rates on the market value of the security.  This method does not take into  consideration any unrealized capital gains or losses on securities.  While this method provides certainty in valuing  securities,  in certain  periods the value of a security  determined  by  amortized  cost may be higher or lower than the price the
Fund would receive if it sold the security.

         The Fund's Board of Directors has established  procedures  reasonably designed to stabilize the Fund's net asset value at $1.00 per share.  Those procedures  include a review of the Fund's  portfolio  holdings by the Board of Directors,  at intervals it deems  appropriate,  to determine  whether the Fund's net asset value  calculated by using available market quotations deviates from $1.00 per share based on amortized cost.

         The Board of Directors  will examine the extent of any deviation  between the Fund's net asset value based upon available  market  quotations and amortized  cost. If the Fund's net asset value were to deviate from $1.00 by more than 0.5%,  Rule 2a-7 requires the Board of Directors to consider  what action,  if any,  should be taken.  If they find that the extent of the deviation may cause a material  dilution or other unfair effects on  shareholders, the Board of Directors  will take  whatever  steps it considers  appropriate  to eliminate or reduce the  dilution, including,  among others,  withholding  or reducing  dividends,  paying  dividends  from capital or capital  gains, selling  portfolio  instruments  prior to  maturity  to realize  capital  gains or losses or to shorten the average maturity of the portfolio, or calculating net asset value per share by using available market quotations.

         During  periods of declining  interest  rates,  the daily yield on shares of the Fund may tend to be lower
(and net  investment  income and dividends  higher) than those of a fund holding the identical  investments  as the
Fund but which used a method of portfolio  valuation  based on market prices or estimates of market prices.  During periods of rising  interest  rates,  the daily  yield of the Fund would tend to be higher and its  aggregate  value lower than that of an identical portfolio using market price valuation.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting.  When a check is  presented  to the  Bank  for  clearance,  the  Bank  will ask the Fund to  redeem a sufficient  number of full and  fractional  shares in the  shareholder's  account to cover the amount of the check.
This enables the  shareholder to continue  receiving  dividends on those shares until the check is presented to the
Fund.  Checks  may not be  presented  for  payment  at the  offices  of the  Bank  or the  Fund's  custodian.  This limitation  does not affect the use of checks for the payment of bills or to obtain cash at other  banks.  The Fund reserves the right to amend,  suspend or discontinue  offering  checkwriting  privileges at any time. The Fund will provide you notice whenever it is required to do so by applicable law.

         In choosing to take  advantage of the  Checkwriting  privilege,  by signing the Account  Application or by completing a Checkwriting card, each individual who signs:
(1)      for individual  accounts,  represents  that they are the registered  owner(s) of the shares of the Fund in that account;
(2)      for  accounts for  corporations,  partnerships,  trusts and other  entities,  represents  that they are an officer,  general  partner,  trustee or other fiduciary or agent,  as applicable,  duly authorized to act on behalf of the registered owner(s);
(3)      authorizes  the Fund,  its  Transfer  Agent and any bank  through  which the Fund's  drafts  (checks)  are payable to pay all checks  drawn on the Fund  account of such  person(s)  and to redeem a  sufficient amount of shares from that account to cover payment of each check;
         (4)  specifically  acknowledges  that if they  choose to permit  checks to be honored if there is a single signature  on checks drawn  against  joint  accounts,  or accounts  for  corporations,  partnerships, trusts or other  entities,  the  signature  of any one  signatory  on a check will be  sufficient  to authorize  payment of that check and redemption from the account,  even if that account is registered in the  names  of more  than  one  person  or more  than  one  authorized  signature  appears  on the
              Checkwriting card or the Application, as applicable;
(5)      understands  that the  Checkwriting  privilege may be terminated or amended at any time by the Fund and/or the Fund's bank; and
(6)      acknowledges  and agrees that neither the Fund nor its bank shall incur any liability  for that  amendment or termination of checkwriting  privileges or for redeeming shares to pay checks reasonably  believed by them to be genuine,  or for  returning  or not paying  checks that have not been  accepted for any reason.

Sending  Redemption  Proceeds by Federal Funds Wire. The Federal Funds wire of redemptions  proceeds may be delayed if the Fund's  custodian bank is not open for business on a day when the Fund would normally  authorize the wire to be made,  which is usually the Fund's next regular business day following the redemption.  In those  circumstances, the wire will not be  transmitted  until  the next bank  business  day on which the Fund is open for  business.  No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Distributions From Retirement Plans.  Requests for distributions from  OppenheimerFunds-sponsored  IRAs,  403(b)(7)
custodial   plans,   401(k)  plans  or  pension  or   profit-sharing   plans  should  be  addressed  to  "Director,
OppenheimerFunds  Retirement  Plans," c/o the Transfer  Agent at its address  listed in "How To Sell Shares" in the
Prospectus or on the back cover of this Statement of Additional Information.  The request must
(1)      state the reason for the distribution;
(2)      state the owner's awareness of tax penalties if the distribution is premature; and
(3)      conform to the requirements of the plan and the Fund's other redemption requirements.

         Participants (other than self-employed  persons) in  OppenheimerFunds-sponsored  pension or profit-sharing plans with shares of the Fund held in the name of the plan or its  fiduciary  may not directly  request  redemption of their accounts.  The plan administrator or fiduciary must sign the request.

         Distributions  from  pension  and profit  sharing  plans are  subject to  special  requirements  under the
Internal  Revenue Code and certain  documents  (available  from the Transfer Agent) must be completed and submitted to the Transfer Agent before the  distribution  may be made.  Distributions  from  retirement  plans are subject to withholding  requirements  under the Internal  Revenue Code, and IRS Form W-4P  (available from the Transfer Agent)
must be  submitted  to the  Transfer  Agent with the  distribution  request,  or the  distribution  may be delayed.
Unless the shareholder  has provided the Transfer Agent with a certified tax  identification  number,  the Internal
Revenue Code requires that tax be withheld from any  distribution  even if the  shareholder  elects not to have tax withheld.  The Fund, the Manager,  the Distributor,  and the Transfer Agent assume no  responsibility  to determine whether a distribution  satisfies the  conditions of applicable  tax laws and will not be  responsible  for any tax penalties assessed in connection with a distribution.

Special  Arrangements  for  Repurchase of Shares from Dealers and Brokers.  The  Distributor is the Fund's agent to repurchase  its  shares  from  authorized  dealers or brokers  on behalf of their  customers.  Shareholders  should contact their broker or dealer to arrange this type of redemption.  The repurchase  price per share will be the net asset value next computed  after the  Distributor  receives the order placed by the dealer or broker.  However,  if the  Distributor  receives  a  repurchase  order  from a dealer  or broker  after  the close of The New York  Stock
Exchange on a regular  business  day, it will be  processed at that day's net asset value if the order was received by the dealer or broker from its  customers  prior to the time the Exchange  closes.  Normally the Exchange  closes at 4:00 P.M.  Additionally,  the order must have been  transmitted to and received by the Distributor  prior to its close of business that day (normally 5:00 P.M.).

         Ordinarily,  for accounts  redeemed by a broker-dealer  under this procedure,  payment will be made within three business days after the shares have been redeemed upon the Distributor's  receipt of the required  redemption documents  in proper  form.  The  signature(s)  of the  registered  owner(s)  on the  redemption  document  must be guaranteed as described in the Prospectus.

Automatic  Withdrawal  and  Exchange  Plans.  Investors  owning  shares  of the Fund  valued  at $5,000 or more can authorize  the  Transfer  Agent to redeem  shares  (having a value of at least  $50)  automatically  on a  monthly, quarterly,  semi-annual  or annual  basis  under an  Automatic  Withdrawal  Plan.  Shares  will be  redeemed  three business days prior to the date  requested by the  shareholder  for receipt of the payment.  Automatic  withdrawals of up to $1,500  per month may be  requested  by  telephone  if  payments  are to be made by check  payable  to all shareholders  of record.  Payments  must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days.  Required  minimum  distributions  from  OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

         Payments are normally made by check, but shareholders  having  AccountLink  privileges may arrange to have
Automatic  Withdrawal  Plan  payments  transferred  to the bank account  designated on the account  application  or signature-guaranteed  instructions  sent to the  Transfer  Agent.  Shares  are  normally  redeemed  pursuant  to an
Automatic  Withdrawal  Plan three  business  days  before the  payment  transmittal  date you select in the account application.  If a contingent  deferred sales charge applies to the redemption,  the amount of the check or payment will be reduced  accordingly.  The Fund cannot  guarantee  receipt of a payment on the date  requested and reserves the right to amend, suspend or discontinue offering such plans at any time without prior notice.

         By  requesting  an  Automatic  Withdrawal  or  Exchange  Plan,  the  shareholder  agrees  to the terms and conditions  applicable  to such plans as stated  below.  These  provisions  may be amended from time to time by the
Fund and/or the Distributor.  When adopted, any amendments will automatically apply to existing Plans.

         Automatic  Exchange  Plans.  Shareholders  can authorize the Transfer  Agent to exchange a  pre-determined amount  of  shares  of the Fund for  shares  (of the same  class) of other  Oppenheimer  funds  automatically  on a monthly,  quarterly,  semi-annual or annual basis under an Automatic  Exchange Plan. The minimum amount that may be exchanged  to each other fund  account is $25.  Instructions  should be  provided  on the  Account  Application  or signature-guaranteed  instructions.  Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange  Shares" in the  Prospectus  and below in this  Statement of  Additional
Information.

         Automatic  Withdrawal  Plans.  Fund  shares will be redeemed as  necessary  to meet  withdrawal  payments.
Shares  acquired  without a sales charge will be redeemed  first.  Shares  acquired with  reinvested  dividends and capital gains  distributions will be redeemed next,  followed by shares acquired with a sales charge, to the extent necessary to make  withdrawal  payments.  Depending  upon the amount  withdrawn,  the  investor's  principal may be depleted.  Payments  made  under  withdrawal  plans  should  not  be  considered  as a  yield  or  income  on  your investment.

         The Transfer Agent will administer the investor's  Automatic  Withdrawal Plan as agent for the shareholder
(the  "Planholder") who executed the Plan  authorization and application  submitted to the Transfer Agent.  Neither the Transfer  Agent nor the Fund shall incur any liability to the  Planholder  for any action taken or not taken by the Transfer Agent in good faith to administer the Plan.  Share  certificates  will not be issued for shares of the
Fund  purchased for and held under the Plan,  but the Transfer  Agent will credit all such shares to the account of the  Planholder  on the  records  of the Fund.  Any share  certificates  held by a  Planholder  may be  surrendered unendorsed to the Transfer Agent with the Plan  application so that the shares  represented by the  certificate may be held under the Plan.

         For accounts subject to Automatic  Withdrawal Plans,  distributions of capital gains must be reinvested in shares of the Fund,  which will be done at net asset value without a sales charge.  Dividends on shares held in the account may be paid in cash or reinvested.

         Shares will be redeemed to make  withdrawal  payments at the net asset value per share  determined  on the redemption  date.  Checks or AccountLink  payments of the proceeds of Plan withdrawals will normally be transmitted three  business  days prior to the date  selected for receipt of the payment  according to the choice  specified in writing by the Planholder.  Receipt of payment on the date selected cannot be guaranteed.

         The amount and the interval of  disbursement  payments and the address to which checks are to be mailed or
AccountLink  payments  are to be sent may be changed  at any time by the  Planholder  by  writing  to the  Transfer
Agent.  The  Planholder  should  allow at least two weeks'  time in mailing  such  notification  for the  requested change to be put in effect.  The  Planholder  may, at any time,  instruct the Transfer  Agent by written notice (in proper form in accordance with the requirements of the  then-current  Prospectus of the Fund) to redeem all, or any part of,  the  shares  held  under the Plan.  In that case,  the  Transfer  Agent will  redeem the number of shares requested  at the net asset value per share in effect in  accordance  with the Fund's usual  redemption  procedures and will mail a check for the proceeds to the Planholder.

         The  Planholder  may  terminate  a Plan at any time by writing to the  Transfer  Agent.  The Fund may also give  directions to the Transfer  Agent to terminate a Plan. The Transfer Agent will also terminate a Plan upon its receipt  of  evidence  satisfactory  to it  that  the  Planholder  has  died  or  is  legally  incapacitated.  Upon termination of a Plan by the Transfer  Agent or the Fund,  shares that have not been redeemed from the account will
be  held  in   uncertificated   form  in  the  name  of  the   Planholder.   The   account   will   continue  as  a
dividend-reinvestment,  uncertificated  account  unless  and  until  proper  instructions  are  received  from  the
Planholder, his or her executor or guardian, or another authorized person.

         To use shares held under the Plan as  collateral  for a debt,  the  Planholder  may request  issuance of a portion of the shares in  certificated  form.  Upon written  request from the  Planholder,  the Transfer Agent will determine the number of shares for which a  certificate  may be issued  without  causing the  withdrawal  checks to stop.  However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

         If the  Transfer  Agent ceases to act as transfer  agent for the Fund,  the  Planholder  will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How to Exchange Shares

As stated in the  Prospectus,  shares of a  particular  class of  Oppenheimer  funds  having more than one class of shares  may be  exchanged  only for shares of the same class of other  Oppenheimer  funds.  Shares of this Fund are deemed to be "Class A Shares" for this  purpose.  You can obtain a current list of funds  showing which funds offer which classes by calling the Distributor at 1-800-525-7048.

o        All of the Oppenheimer funds currently offer Class A, B and C shares except Oppenheimer Money Market
     Fund, Inc., Centennial Money Market Trust, Centennial Tax Exempt Trust, Centennial Government Trust,
     Centennial New York Tax Exempt Trust, Centennial California Tax Exempt Trust, and Centennial America Fund,
     L.P., which only offer Class A shares.
o        Class B, Class C and Class N shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored 401
     (k) plans.
o        Only certain Oppenheimer funds currently offer Class Y shares. Class Y shares of Oppenheimer Real Asset
                                                                      -
     Fund may not be exchanged for shares of any other fund.
o        Only certain Oppenheimer funds currently offer Class N shares, which are only offered to retirement plans as described in the Prospectus. Class N shares can be exchanged only for Class N shares of other
     Oppenheimer funds.
o        Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other
     Oppenheimer funds except Class A shares of Oppenheimer Money Market Fund or Oppenheimer Cash Reserves
     acquired by exchange of Class M shares.
o        Class A shares of Senior Floating Rate Fund are not available by exchange of shares of Oppenheimer Money
     Market Fund or Class A shares of Oppenheimer Cash Reserves. If any Class A shares of another Oppenheimer fund that are exchange for Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class
     A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer
     Senior Floating Rate Fund acquired in the exchange. The Class A shares of Oppenheimer Senior Floating Rate
     Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of Oppenheimer Senior
     Floating Rate Fund if they are repurchased before the expiration of the holding period.
o        Class X shares of Limited Term New York Municipal Fund can be exchanged only for Class B shares of other
     Oppenheimer funds and no exchanges may be made to Class X shares.
o        Shares of Oppenheimer Capital Preservation Fund may not be exchanged for shares of Oppenheimer Money
     Market Fund, Inc., Oppenheimer Cash Reserves or Oppenheimer Limited-Term Government Fund.  Only participants in certain retirement plans may purchase shares of Oppenheimer Capital Preservation Fund, and only those participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer Capital Preservation
     Fund.

o        Class A, Class B, Class C and Class Y shares of Oppenheimer Select Managers Mercury Advisors S&P Index
     Fund and Oppenheimer Select Managers QM Active Balanced Fund are only available to retirement plans and are available only by exchange from the same class of other Oppenheimer funds held by retirement plans.

         Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor.  Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.

         Shares of this Fund purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial sales charge or contingent deferred sales charge. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the Fund shares are purchased. If requested, they must supply proof of entitlement to this privilege.

         Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other
Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the
Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

         |X| How Exchanges  Affect  Contingent  Deferred  Sales  Charges.  No contingent  deferred  sales charge is imposed on exchanges of shares of any class  purchased  subject to a contingent  deferred  sales  charge.  However, when  shares of this Fund  acquired  by  exchange  of (i) Class A shares of other  Oppenheimer  funds  (other  than
Rochester Fund Municipals or Oppenheimer  Rochester National Municipals)  purchased subject to a Class A contingent deferred  sales charge are redeemed  within 18 months of the end of the calendar  month of the initial  purchase of the  exchanged  shares,  or (ii)  Class A shares of either  Rochester  Fund  Municipals  or  Oppenheimer  Rochester
National  Municipals  purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the end of the calendar month of the initial  purchase of the exchanged  Class A shares,  the Class A contingent deferred sales charge is imposed on the redeemed shares.

         o Limits  on  Multiple  Exchange  Orders.  The Fund  reserves  the right to reject  telephone  or  written exchange  requests  submitted  in bulk by anyone on behalf of more than one account.  The Fund may accept  requests for  exchanges  of up to 50 accounts  per day from  representatives  of  authorized  dealers  that qualify for this privilege.

         o Telephone  Exchange Requests.  When exchanging shares by telephone,  a shareholder must have an existing account in the fund to which the  exchange is to be made.  Otherwise,  the  investor  must obtain a  prospectus  of that fund before the  exchange  request  may be  submitted.  For full or partial  exchanges  of an account  made by telephone,  any special account  features such as Asset Builder Plans,  Automatic  Withdrawal  Plans and retirement plan  contributions will be switched to the new account unless the Transfer Agent is instructed  otherwise.  If all telephone  lines are busy (which might occur,  for example,  during  periods of substantial  market  fluctuations), shareholders  might not be able to  request  exchanges  by  telephone  and would  have to submit  written  exchange requests.

         |X|  Processing  Exchange  Requests.  Shares to be exchanged are redeemed on the regular  business day the
Transfer Agent receives an exchange request in proper form (the "Redemption  Date").  Normally,  shares of the fund to be acquired are purchased on the  Redemption  Date,  but such purchases may be delayed by either fund up to five business  days if it  determines  that it  would  be  disadvantaged  by an  immediate  transfer  of the  redemption proceeds.  The Fund reserves the right, in its  discretion,  to refuse any exchange  request that may  disadvantage
it. For example,  if the receipt of multiple  exchange  requests  from a dealer might  require the  disposition  of portfolio  securities at a time or at a price that might be  disadvantageous  to the Fund,  the Fund may refuse the request. When you exchange some or all of your shares from one fund to another, any special account feature such as an Asset Builder Plan or Automatic  Withdrawal  Plan,  will be switched to the new fund account  unless you tell the  Transfer  Agent not to do so.  However,  special  redemption  and  exchange  features  such as  Automatic
Exchange  Plans and Automatic  Withdrawal  Plans cannot be switched to an account in  Oppenheimer  Senior  Floating
Rate Fund.

         In  connection  with any  exchange  request,  the number of shares  exchanged  may be less than the number requested if the exchange or the number  requested  would  include  shares  subject to a  restriction  cited in the
Prospectus or this  Statement of Additional  Information  or would include  shares  covered by a share  certificate that is not  tendered  with  the  request.  In  those  cases,  only  the  shares  available  for  exchange  without restriction will be exchanged.

         The different  Oppenheimer  funds available for exchange have different  investment  objectives,  policies and risks.  A  shareholder  should  assure that the fund  selected is  appropriate  for his or her  investment  and should be aware of the tax consequences of an exchange.  For federal income tax purposes,  an exchange  transaction is treated as a redemption of shares of one fund and a purchase of shares of another.  The Fund,  the  Distributor, and the Transfer Agent are unable to provide  investment,  tax or legal advice to a shareholder in connection  with an exchange request or any other investment transaction.

Dividends and Taxes

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares.  The federal tax treatment of the
Fund's dividends is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its

shareholders. Additional requirements apply in the event that the Fund pays a distribution other than an income dividend, or if a shareholder realizes a gain or loss from the redemption of Fund shares.

         The tax discussion in the  Prospectus and this Statement of Additional  Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional  Information.  Those laws and regulations may be changed by legislative,  judicial, or administrative action,  sometimes with retroactive effect. State and local tax treatment of ordinary  income  dividends and capital gain  dividends from  regulated  investment  companies may differ from the treatment under the Internal  Revenue Code described below.  Potential  purchasers of shares of the
Fund are urged to consult  their tax advisers  with specific  reference to their own tax  circumstances  as well as the consequences of  federal, state and local tax rules affecting an investment in the Fund.

         |X|  Qualification as a Regulated Investment Company.  The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.  As a regulated investment company, the Fund is not subject to federal income tax on the portion of its investment company taxable income (that is, taxable interest, dividends, other taxable ordinary income net of expenses, and net short-term capital gain in excess of long-term capital loss) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless their Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax). The Internal Revenue Code contains a number of complex tests relating to qualification that the Fund might not meet in a particular year.
If it did not qualify as a regulated investment company, the Fund would be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders.

         To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year. The Fund must also satisfy certain other requirements of the
Internal Revenue Code, some of which are described below.  Distributions by the Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

         To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

         In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company.  Under that test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than 5% of the value of the
Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer
(other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S. government securities.

         |X|  Excise Tax on Regulated  Investment  Companies.  Under the Internal Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable  investment  income earned from January 1 through  December 31 of that year and 98% of its capital  gains  realized in the period from  November 1 of the prior year through  October
31 of the current  year.  If it does not,  the Fund must pay an excise tax on the amounts  not  distributed.  It is presently  anticipated  that  the  Fund  will  meet  those  requirements.  To meet  this  requirement,  in  certain circumstances  the Fund might be required to liquidate  portfolio  investments to make sufficient  distributions to avoid excise tax liability.  However,  the Board of Directors and the Manager might  determine in a particular year that it would  be in the best  interests  of  shareholders  for the  Fund  not to make  such  distributions  at the required levels and to pay the excise tax on the undistributed  amounts.  That would reduce the amount of income or capital gains available for distribution to shareholders.

         |X|  Taxation of Fund Distributions.  The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year.  Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

         Distributions by the Fund that do not constitute ordinary income dividends or capital gain distributions will be treated as a return of capital to the extent of the shareholder's tax basis in their shares. Any excess will be treated as gain from the sale of those shares, as discussed below. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year. If prior distributions made by the Fund must
be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's investment policies, they will be identified as such in notices sent to shareholders.

         Distributions  by the Fund will be  treated in the  manner  described  above  regardless  of  whether  the distributions  are paid in cash or reinvested in additional  shares of the Fund (or of another fund).  Shareholders receiving a  distribution  in the form of  additional  shares will be treated as  receiving  a  distribution  in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gains distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct, certified taxpayer identification number, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation).

Dividend  Reinvestment  in Another  Fund.  Shareholders  of the Fund may elect to  reinvest  all  dividends  and/or capital gains  distributions  in Class A shares of any of the other  Oppenheimer  funds listed above.  Reinvestment will be made at net asset value  without  sales  charge.  To elect this  option,  the  shareholder  must notify the
Transfer  Agent in writing and must have an existing  account in the fund  selected  for  reinvestment.  Otherwise, the shareholder  first must obtain a prospectus for that fund and an application  from the Distributor to establish an  account.  The  investment  will be made at the net asset  value per share in effect at the close of business on the payable date of the dividend or  distribution.  Dividends  and/or  distributions  from shares of certain  other
Oppenheimer funds may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor.  The Fund's shares are sold through dealers,  brokers and other financial  institutions  that have a sales  agreement  with  OppenheimerFunds  Distributor,  Inc., a subsidiary of the Manager that acts as the Fund's
Distributor.  The Distributor also distributes  shares of the other  Oppenheimer funds and is  sub-distributor  for funds managed by a subsidiary of the Manager.

The Transfer Agent.  OppenheimerFunds  Services,  the Fund's  Transfer  Agent, is a division of the Manager.  It is responsible for maintaining the Fund's  shareholder  registry and shareholder  accounting  records,  and for paying
dividends  and  distributions  to  shareholders.   It  also  handles   shareholder   servicing  and  administrative
functions.  It serves as the Transfer  Agent for an annual per account fee. It also acts as  shareholder  servicing agent for the other Oppenheimer  funds.  Shareholders  should direct inquiries about their accounts to the Transfer
Agent at the address and toll-free numbers shown on the back cover.

The Custodian.  Citibank,  N.A. is the Custodian of the Fund's assets.  The  Custodian's  responsibilities  include safeguarding  and controlling the Fund's  portfolio  securities and handling the delivery of such securities to and from the Fund.  It will be the  practice of the Fund to deal with the  Custodian  in a manner  uninfluenced  by any banking  relationship  the  Custodian may have with the Manager and its  affiliates.  The Fund's cash balances with the Custodian in excess of $100,000 are not protected by Federal deposit  insurance.  Those  uninsured  balances at times may be substantial.

Independent  Auditors.  KPMG LLP are the  independent  auditors  of the  Fund.  They  audit  the  Fund's  financial statements  and perform  other related  audit  services.  They also act as auditors for certain other funds advised by the Manager and its affiliates.

                                                        A-4

                                                    Appendix A

-------------------------------------------------------------------------------------------------------------------
                                         Description of Securities Ratings
-------------------------------------------------------------------------------------------------------------------

Below is a description of the two highest rating categories for Short Term Debt and Long Term Debt by the
"Nationally-Recognized Statistical Rating Organizations" which the Manager evaluates in purchasing securities on behalf of the Fund.  The ratings descriptions are based on information supplied by the ratings organizations to subscribers.

Short Term Debt Ratings.

Moody's Investors Service, Inc.  ("Moody's")
-------------------------------------------------------------------------------------------------------------------

The following rating designations for commercial paper (defined by Moody's as promissory obligations not having original maturity in excess of nine months), are judged by Moody's to be investment grade, and indicate the relative repayment capacity of rated issuers:

Prime-1: Superior capacity for repayment.  Capacity will normally be evidenced by the following characteristics:
(a) leading market positions in well-established industries; (b) high rates of return on funds employed; (c)
conservative capitalization structures with moderate reliance on debt and ample asset protection; (d) broad margins in earning coverage of fixed financial charges and high internal cash generation; and (e)
well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Strong capacity for repayment.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, will be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

         Moody's ratings for state and municipal short-term obligations are designated "Moody's Investment Grade"
("MIG"). Short-term notes which have demand features may also be designated as "VMIG".  These rating categories are as follows:

MIG 1/VMIG 1: Denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing..

MIG 2/VMIG 2: Denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

Standard & Poor's Rating Services ("S&P")
-------------------------------------------------------------------------------------------------------------------

The following ratings by S&P for commercial paper (defined by S&P as debt having an original maturity of no more than 365 days) assess the likelihood of payment:

A-1: Obligation is rated in the highest category. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, a plus (+) sign designation indicates the obligor's capacity to meet its financial obligation is extremely strong.

A-2: Obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

S&P's ratings for Municipal Notes due in three years or less are:
-----------------------------------------------------------------

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

S&P assigns "dual ratings" to all municipal debt issues that have a demand or double feature as part of their provisions.  The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature.  With short-term demand debt, S&P's note rating symbols are used with the commercial paper symbols (for example, "SP-1+/A-1+").

Fitch, Inc. ("Fitch")
-------------------------------------------------------------------------------------------------------------------

("Fitch"): Fitch assigns the following short-term ratings to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes:

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+"
to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

Long Term Debt Ratings.

These ratings are relevant for securities purchased by the Fund with a remaining maturity of 397 days or less, or for rating issuers of short-term obligations.

-------------------------------------------------------------------------------------------------------------------
Moody's Investors Service, Inc.  ("Moody's")

Bonds (including municipal bonds) are rated as follows:

Aaa: Judged to be the best quality. They carry the smallest degree of investment risk.  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa"
securities.

         Moody's applies numerical modifiers "1", "2" and "3" in its "Aa" rating classification. The modifier "1"
indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category.

Standard & Poor's Rating Services ("S&P")
-------------------------------------------------------------------------------------------------------------------

Bonds (including municipal bonds) are rated as follows:

AAA: Bonds rated "AAA" have the highest rating assigned by Standard & Poor's. The highest rating assigned by S&P.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: Bonds rated "AA" differ from the highest rated obligations only in small degree. A strong capacity to meet its financial commitment on the obligation is very strong.

-------------------------------------------------------------------------------------------------------------------
Fitch, Inc. ("Fitch")

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

----------------------------------------------------------  Household Products
                        APPENDIX B
----------------------------------------------------------

                 INDUSTRY CLASSIFICATIONS

Aerospace & Defense
Air Freight & Couriers                             Industrial Conglomerates
Airlines                                           Insurance
Asset Backed Securities                                     Internet & Catalog Retail
Auto Components                                             Internet Software & Services
Automobiles                                                 Information Technology Consulting & Services
Banks                                                       Leasing & Factoring
Beverages                                                   Leisure Equipment & Products
Biotechnology                                               Machinery
Broker-Dealer                                               Marine
Building Products                                           Media
Chemicals                                                   Metals & Mining
Commercial Finance                                          Multiline Retail
Commercial Services & Supplies                              Multi-Utilities
Communications Equipment                                    Municipal
Computers & Peripherals                                     Office Electronics
Construction & Engineering                                  Oil & Gas
Construction Materials                                      Paper & Forest Products
Consulting & Services                                       Personal Products
Consumer Finance                                            Pharmaceuticals
Containers & Packaging                                      Real Estate
Distributors                                                Repurchase Agreements
Diversified Financials                                      Road & Rail
Diversified Telecommunication Services                      Semiconductor Equipment & Products
Electric Utilities                                          Software
Electrical Equipment                                        Special Purpose Financial
Electronic Equipment & Instruments                          Specialty Retail
Energy Equipment & Services                        Textiles & Apparel
Food & Drug Retailing                              Tobacco
Food Products                                      Trading Companies & Distributors
Foreign Government                                 Transportation Infrastructure
Gas Utilities                                      U.S. Government Agencies - Full Faith and Credit Agencies
Health Care Equipment & Supplies                   U.S. Government Agencies - Government Sponsored Enterprises
Health Care Providers & Services                   U.S. Government Instrumentalities
Hotels Restaurants & Leisure                       U.S. Government Obligations
Household Durables                                 Water Utilities
                                                   Wireless Telecommunication Services

                                                        B-1

-------------------------------------------------------------------------------------------------------------------
Oppenheimer Money Market Fund, Inc.
-------------------------------------------------------------------------------------------------------------------

Internet Website:
WWW.OPPENHEIMERFUNDS.COM
------------------------

Investment Advisor
OppenheimerFunds, Inc.
498 Seventh Avenue
New York, NY 10018

Distributor

OppenheimerFunds Distributor, Inc.
498 Seventh Avenue
New York, NY 10018

Transfer Agent
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217
1.800.525.7048

Custodian Bank
Citibank, N.A.
399 Park Avenue
New York, New York 10043

Independent Auditors
KPMG LLP
707 Seventeenth Street
Denver, Colorado  80202

Legal Counsel

Mayer, Brown, Rowe & Maw
1675 Broadway
New York, New York 10019-5820

       (OppenheimerFunds logo)

OPPENHEIMER MONEY MARKET FUND, INC.

FORM N-1A

PART C

OTHER INFORMATION

Item 23.  Exhibits

(i)      Articles of Incorporation dated December 13, 1973: Previously filed with Registrants Registration
Statement on Form S-5,  refiled with Registrant's Post-Effective Amendment No. 54 (4/27/95) pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

(ii)     Articles of Amendment of Articles of Incorporation dated April 10, 1974: Previously filed with
Registrants Post-Effective Amendment No. 3, (4/28/88), refiled with Registrant's Post-Effective Amendment No. 54
(4/27/95) pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

(iii)    Articles of Amendment of Articles of Incorporation dated July 9, 1975: Previously filed with Registrants
Post-Effective Amendment No.9, refiled with Registrant's Post-Effective Amendment No. 54 (4/27/95) pursuant to
Item 102 of Regulation S-T, and incorporated herein by reference.

(iv)     Articles of Amendment of Articles of Incorporation dated December 13, 1979: Previously filed with
Registrants Post-Effective Amendment No. 42, (4/28/88), refiled with Registrant's Post-Effective Amendment No. 54
(4/27/95) pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

(v)      Articles of Amendment of Articles of Incorporation dated May 22, 1980: Previously filed with Registrants
Post-Effective Amendment No. 42, (4/28/88), refiled with Registrant's Post-Effective Amendment No. 54 (4/27/95)
pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

(vi)     Articles of Amendment of Articles of Incorporation dated June 16, 1980: Previously filed with
Registrants Post-Effective Amendment No. 42, (4/28/88), refiled with Registrant's Post-Effective Amendment No. 54
(4/27/95) pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

(vii)    Articles of Amendment of Articles of Incorporation dated July 2, 1981: Previously filed with Registrants
Post-Effective Amendment No. 26, refiled with Registrant's Post-Effective Amendment No. 54 (4/27/95) pursuant to
Item 102 of Regulation S-T, and incorporated herein by reference.

(viii)   Articles of Amendment of Articles of Incorporation dated February 23, 1982: Previously filed with
Registrants Post-Effective Amendment No. 27, refiled with Registrant's Post-Effective Amendment No. 54 (4/27/95)
pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

(ix)     Articles of Amendment of Articles of Incorporation dated August 30, 1982: Previously filed with
Registrants Post-Effective Amendment No. 42, (4/28/88), refiled with Registrant's Post-Effective Amendment No. 54
(4/27/95) pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

(b)      Amended and Restated By-Laws dated April 11, 2002: Filed herewith.

(c)      Specimen Stock Certificate: Previously filed with Registrant's Post-Effective Amendment No. 63,
(11/27/01), and incorporated herein by reference.

(d)      Investment Advisory Agreement dated July 30, 2002: to be filed by amendment.

(e)      (i)      General Distributor's Agreement dated December 10, 1992: Previously filed with Registrant's
Post-Effective Amendment No. 50 (4/22/93), refilled with Registrant's Post-Effective Amendment No. 54 (4/27/95)
pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

(ii)     Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective
Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.
(iii)    Form of Broker Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective
Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.
(iv)     Form of Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective
Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.
(v)      Form of Trust Company Fund/SERV Purchase Agreement of OppenheimerFunds Distributor, Inc.: Previously
filed with Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No.
2-62076), 10/26/01, and incorporated herein by reference.
(vi) Form of Trust Company Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with
Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/26/01, and incorporated herein by reference.

(f)      (i)      Amended and Restated Retirement Plan for Non-Interested Trustees or Directors dated 8/9/01;
Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Gold & Special
Minerals Fund (Reg. No. 2-82590), 10/25/01, and incorporated herein by reference.

         (ii)     Form of Deferred Compensation Plan for Disinterested Trustees/Directors: Filed with
Post-Effective Amendment No. 26 to the Registration Statement of Oppenheimer Gold & Special Minerals Fund (Reg.
No. 2-82590), 10/28/98, and incorporated herein by reference.

(g)      Global Custodial Services Agreement dated May 3, 2001 between Registrant and Citibank, N.A.:  Previously filed with Post-Effective Amendment No. 33  to the Registration Statement of Centennial Money Market Trust (Reg.
No. 2-65245), 10/25/01, and incorporated herein by reference.

(h)      Not applicable.

(i)      Opinion and Consent of Counsel dated February 28, 1974:  Previously filed with Registrant's Registration
Statement, refiled with Registrant's Post-Effective Amendment No. 54, (4/27/95) pursuant to Item 102 of
Regulation S-T and incorporated herein by reference.

Independent Auditors' Consent:  To be filed by Amendment.

(k)      Not applicable.

Not applicable.

(m)      Not applicable.

(n)   Oppenheimer Funds Multiple Class Plan under Rule 18f-3 March 18, 1996 and updated through 8/21/01:
Previously filed with Post-Effective Amendment No. 20 to the Registration Statement of Oppenheimer Cash Reserves
(Reg. No. 33-23223), 9/27/01, and incorporated herein by reference.

Powers of Attorney for all Trustees/Directors and Officers except for John Murphy (including Certified Board
Resolutions): Previously filed with Pre-Effective Amendment No. 1 to the Registration Statement of Oppenheimer
Emerging Growth Fund (Reg. No. 333-44176), 10/5/00, and incorporated herein by reference.
(i)      Power of Attorney for John Murphy (including Certified Board Resolution): Previously filed with
Post-Effective Amendment No. 41 to the Registration Statement of Oppenheimer U.S. Government Trust (Reg. No.
2-76645), 10/22/01, and incorporated herein by reference.

(p)      Amended and Restated Code of Ethics of the Oppenheimer Funds dated March 1, 2000 under Rule 17j-1 of the
Investment Company Act of 1940: Previously filed with the Registration Statement of Oppenheimer Emerging Growth
Fund (Reg. No. 33-44176), August 21, 2000, and incorporated herein by reference.

Item 24.  Persons Controlled by or Under Common Control with the Fund
---------------------------------------------------------------------

None.

Item 25.  Indemnification
-------------------------

Reference is made to the provisions of Article Seventh of Registrant's Amended and Restated Declaration of Trust
filed as Exhibit 23(a) to this Registration Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of
1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser

(a)      OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other investment companies, including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

 (b)     There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name and Current Position  Other Business and Connections
with OppenheimerFunds, Inc.         During the Past Two Years
---------------------------         -------------------------

Timothy L. Abbuhl,
Assistant Vice President   None.

Amy B. Adamshick,
Vice President    Formerly at Scudder Kemper Investments (July 1998 - May 2000)

Charles E. Albers,
Senior Vice President      None.

Edward J. Amberger,
Assistant Vice President   None.

Janette Aprilante,

Vice President and Secretary        As of January 2002: Secretary of OppenheimerFunds, Distributor, Inc.,
Centennial Asset Management Corporation, Oppenheimer Partnership Holdings, Inc., Oppenheimer Real Asset
Management, Inc., Shareholder Financial Services, Inc., Shareholder Services, Inc.; Assistant Secretary of
HarbourView Asset Management Corporation, OFI Private Investments, Inc., Oppenheimer Trust Company and OAM
Institutional, Inc.

Hany S. Ayad,
Assistant Vice President   None.

Victor W. Babin,
Senior Vice President      None.

Bruce L. Bartlett,
Senior Vice President      None.

John Michael Banta,
Assistant Vice President   None.

Lerae A. Barela,
Assistant Vice President   None.

George Batejan,
Executive Vice President/
Chief Information Officer  None.

Kevin Baum,
Vice President    None.

Connie Bechtolt,
Assistant Vice President   None.

Robert Behal
Assistant Vice President   Formerly, Associate Director at MetLife (Jan 2000-May 2000).

Kathleen Beichert,

Vice President    Vice President of OppenheimerFunds Distributor, Inc.

Erik S. Berg,
Assistant Vice President   None.

Rajeev Bhaman,
Vice President    None.

Mark Binning,
Assistant Vice President   None.

Robert J. Bishop,

Vice President    An officer of other Oppenheimer funds.

John R. Blomfield,
Vice President    None.

Chad Boll,
Assistant Vice President   None

Lowell Scott Brooks,

Vice President    Vice President of OppenheimerFunds Distributor, Inc.

Richard Buckmaster,
Vice President    None.

Bruce Burroughs
Vice President    None.

Claudia Calich,
Assistant Vice President   None.

Adele A. Campbell,
Assistant Vice President & Assistant
Treasurer: Rochester Division       None.

Michael A. Carbuto,
Vice President    None

Ronald G. Chibnik,
Assistant Vice President   Director of technology for Sapient Corporation (July, 2000-August 2001); software architect for Sapient Corporation (March 1997-July 2000).

H.C. Digby Clements,
Vice President: Rochester Division  None.

Peter V. Cocuzza,
Vice President    None.

Julie C. Cusker,
Assistant Vice President:
Rochester Division         None.

John Damian,
Vice President    Formerly senior analyst/director for Citigroup Asset Management (November 1999-September 2001).

O. Leonard Darling,
Vice Chairman, Executive Vice
President, Chief Investment
Officer and Director       Chairman of the Board and a director (since June 1999) and Senior Managing Director
(since December 1998) of HarbourView Asset Management Corporation; a director (since July 2001) of Oppenheimer
Acquisition Corp.; a director (since March 2000) of OFI Private Investments, Inc.; Chairman of the Board, Senior
Managing Director and director (since February 2001) of OAM Institutional, Inc.; Trustee (since 1993) of Awhtolia
College - Greece.

John M. Davis,
Assistant Vice President   Assistant Vice President of OppenheimerFunds Distributor, Inc.

Robert A. Densen,
Senior Vice President      None.

Ruggero de'Rossi,

Vice President    Formerly Chief Strategist at ING Barings (July
1998 - March 2000).

Craig P. Dinsell,
Executive Vice President   None.

Randall C. Dishmon,
Assistant Vice President   Associate with Booz Allen & Hamilton (1998-June 2001).

Rebecca K. Dolan
Vice President    None.

Steven D. Dombrower,
Vice President    Vice President of OppenheimerFunds, Inc.

Bruce C. Dunbar,
Vice President    None.

Richard Edmiston,
Assistant Vice President   None.

Daniel R. Engstrom,
Assistant Vice President   None.

Armand B. Erpf,
Assistant Vice President   None.

George R. Evans,
Vice President    None.

Edward N. Everett,
Vice President    None.

George Fahey,
Vice President    Vice President of OppenheimerFunds Distributor, Inc.

Scott T. Farrar,
Vice President    Assistant Treasurer of Oppenheimer Millennium Funds plc; an officer of other Oppenheimer funds.

Katherine P. Feld,

Vice President, Senior Counsel      Vice President OppenheimerFunds, Distributor, Inc.; Vice President, Assistant
Secretary and Director of Centennial Asset Management Corporation; Vice President of Oppenheimer Real Asset
Management, Inc.

Ronald H. Fielding,
Senior Vice President;

Chairman: Rochester Division        Vice President of OppenheimerFunds Distributor, Inc.; Director of ICI Mutual
Insurance Company; Governor of St. John's College; Chairman of the Board of Directors of International Museum of
Photography at George Eastman House.

Paul Fitzsimmons,
Assistant Vice President   None.

P. Lyman Foster,
Senior Vice President      Senior Vice President of OppenheimerFunds Distributor, Inc. Formerly Vice President of
Prudential Investments (August 1999-April 2000).

David Foxhoven,
Assistant Vice President   Assistant Vice President of OppenheimerFunds Legacy Program.

Colleen M. Franca,
Assistant Vice President   None.

Crystal French,
Vice President    None.

Dan P. Gangemi,
Vice President    None.

Dan Gagliardo,
Assistant Vice President   Formerly Assistant Vice President at Mitchell Hutchins (January 2000-October 2000).

Subrata Ghose,

Assistant Vice President   Formerly equity analyst at Fidelity Investments (1995 - March 2000).

Charles W. Gilbert,
Assistant Vice President   None.

Alan C. Gilston,
Vice President    None.

Jill E. Glazerman,
Vice President    None.

Paul M. Goldenberg,
Vice President    None.

Mike Goldverg,
Assistant Vice President   None.

Laura Granger,

Vice President    Formerly a portfolio manager at Fortis Advisors (July 1998-October 2000).

Jeremy H. Griffiths,
Executive Vice President,
Chief Financial Officer and

Director Chief Financial Officer, Treasurer and director of Oppenheimer Acquisition Corp.; Executive Vice
President of HarbourView Asset Management Corporation; President and director of OppenheimerFunds International
Ltd.; President. Chief Executive Officer, Chairman of the Board and director of Oppenheimer Trust Company;
director of Trinity Investment Management Corp., Secretary/Treasurer of OppenheimerFunds Legacy Program (a
Colorado non-profit corporation); Executive Vice President of OFI Private Investments, Inc.; Executive Vice
President of OAM Institutional, Inc. and a Member and Fellow of the Institute of Chartered Accountants.

Robert Grill,
Senior Vice President      None.

Robert Guy,
Senior Vice President      None.

David Hager,
Vice President    None.

Robert Haley,
Assistant Vice President   None.

Marilyn Hall,
Vice President    None.

Kelly Haney,
Assistant Vice President   None.

Thomas B. Hayes,
Vice President    None.

Dorothy F. Hirshman,
Vice President    None.

Merryl I. Hoffman,

Vice President and Senior Counsel   As of December 2001: Secretary of HarbourView Asset Management Corporation,
OFI Private Investments, Inc. and OAM Institutional, Inc.; Assistant Secretary of OppenheimerFunds Legacy Program.

Merrell I. Hora,
Vice President    None.

Scott T. Huebl,

Vice President    Assistant Vice President of OppenheimerFunds Legacy Program.

Margaret Hui,
Assistant Vice President   None.

James G. Hyland,
Assistant Vice President   None.

Steve P. Ilnitzki,
Senior Vice President      Formerly Vice President of Product Management at Ameritrade (until March 2000).

Kathleen T. Ives,

Vice President and Assistant Counsel        Vice President of OppenheimerFunds Distributor, Inc.; Assistant
Secretary of Shareholder Financial Services, Inc. and OppenheimerFunds Legacy Program; Vice President and
Assistant Secretary of Shareholder Services, Inc.; an officer of other Oppenheimer funds.

William Jaume,

Vice President    Senior Vice President and Chief Compliance Officer (since April 2000) of HarbourView Asset
Management Corporation; and of OAM Institutional, Inc. (since February 2001).

Frank V. Jennings,
Vice President    None.

John Jennings,
Vice President    None.

Lewis A. Kamman,
Vice President    None.

Jennifer E. Kane,
Assistant Vice President   None.

Lynn O. Keeshan,
Senior Vice President      None.

Thomas W. Keffer,
Senior Vice President      None.

Cristina J. Keller,
Vice President    Vice President of OppenheimerFunds Distributor, Inc.

Michael Keogh,
Vice President    None.

Michael P. Kirkpatrick,
Assistant Vice President   None.

Garrett K. Kolb,
Assistant Vice President   None.

Teresa Kong,
Assistant Vice President   None.

Walter G. Konops,
Assistant Vice President   None.

Avram D. Kornberg,
Senior Vice President      None.

James Kourkoulakos,
Vice President.   None.

Joseph Krist,
Assistant Vice President   None.

Guy E. Leaf,
Vice President    Vice President of Merrill Lynch (January 2000-September 2001.

Christopher M. Leavy,
Senior Vice President      Formerly Vice President and portfolio manager at Morgan Stanley Investment Management
(1997-September 2000).

Dina C. Lee,
Assistant Vice President and
Assistant Counsel Formerly an attorney with Van Eck Global (until December 2000).

Laura Leitzinger,
Vice President    Vice President of Shareholder Financial Services, Inc.

Michael S. Levine,
Vice President    None.

Gang Li,
Assistant Vice President   None.

Shanquan Li,
Vice President    None.

Mitchell J. Lindauer,
Vice President and Assistant
General Counsel   None.

Bill Linden,
Assistant Vice President   None.

Malissa B. Lischin,
Assistant Vice President   Assistant Vice President of OppenheimerFunds Distributor, Inc Formerly an associate manager with Investment Management Analyst at Prudential (1996 - March 2000).

Reed Litcher,
Vice President    None.

David P. Lolli,
Assistant Vice President   None.

Daniel G. Loughran
Vice President: Rochester Division  None.

Patricia Lovett,
Vice President    Vice President of Shareholder Financial Services, Inc. and Senior Vice President of Shareholder
Services, Inc.

David M. Mabry,
Vice President    Vice President of Oppenheimer Trust Company.

Steve Macchia,
Vice President    None.

Marianne Manzolillo,

Assistant Vice President   Formerly Vice President for DLJ High Yield Research Department (February 1993 - July
2000).

Philip T. Masterson,
Vice President and
Assistant Counsel None.

Lisa Migan,
Assistant Vice President   None.

Andrew J. Mika,
Senior Vice President      None.

Joy Milan,
Vice President    None.

Denis R. Molleur,
Vice President and

Senior Counsel    An officer of other Oppenheimer funds.

Nikolaos D. Monoyios,
Vice President    None.

John Murphy,
Chairman, President, Chief Executive

Officer and Director       Director of OppenheimerFunds Distributor, Inc., President of Centennial Asset
Management Corporation, HarbourView Asset Management Corporation, Trinity Investments Management Corporation, OFI
Private Investments, Inc., OAM Institutional, Inc. and Tremont Advisers, Inc.; President and Director of
Oppenheimer Acquisition Corp., Oppenheimer Partnership Holdings, Inc., Oppenheimer Real Asset Management, Inc.;
Chairman and Director of Shareholder Financial Services, Inc. and Shareholder Services, Inc.; President and a
trustee of other Oppenheimer funds; Executive Vice President of MassMutual Life Insurance Company; director of
DLB Acquisition Corp.

Thomas J. Murray,
Vice President    None.

Kenneth Nadler,
Vice President    None.

David Negri,
Senior Vice President      Senior Vice President of HarbourView Asset Management Corporation.

Richard Nichols,
Vice President    None.

Barbara Niederbrach,
Assistant Vice President   None.

Robert A. Nowaczyk,
Vice President    None.

Raymond C. Olson,
Assistant Vice President   Assistant Vice President and Treasurer of OppenheimerFunds Distributor, Inc.;
Treasurer of Centennial Asset Management Corporation.

Mark Paris,
Assistant Vice President   None.

Frank J. Pavlak,
Vice President    None.

David P. Pellegrino,
Vice President    None.

Allison C. Pells,
Assistant Vice President   None.

James F. Phillips,
Vice President    None.

Raghaw Prasad,
Assistant Vice President

Jane C. Putnam,
Vice President    None.

Michael E. Quinn,
Vice President    None.

Julie S. Radtke,
Vice President    None.

Norma J. Rapini,
Assistant Vice President:
Rochester Division         None.

Thomas P. Reedy,
Vice President    Vice President (since April 1999) of HarbourView Asset Management Corporation.

Kristina Richardson,
Assistant Vice President   None.

David Robertson,
Senior Vice President      Senior Vice President of OppenheimerFunds Distributor, Inc. Formerly Director of Sales
& Marketing at Schroder Investment Management North America (March 1998-March 2000).

Rob Robis,
Assistant Vice President   None.

Antoinette Rodriguez,
Assistant Vice President   None.

Jeffrey S. Rosen,
Vice President    None.

Richard H. Rubinstein,
Senior Vice President      None.

James H. Ruff,
Executive Vice President   President and director of OppenheimerFunds Distributor, Inc. and Centennial Asset
Management Corporation; Executive Vice President of OFI Private Investments, Inc.

Andrew Ruotolo
Executive Vice President   President and director of Shareholder Services, Inc. and Shareholder Financial
Services, Inc.

Rohit Sah,
Assistant Vice President   None.

Valerie Sanders,
Vice President    None.

Jeffrey R. Schneider,
Vice President    None.

Ellen P. Schoenfeld,
Vice President    None.

Scott A. Schwegel,
Assistant Vice President   None.

Allan P. Sedmak
Assistant Vice President   None.

Jennifer L. Sexton,
Vice President    Vice President of OFI Private Investments, Inc.

Martha A. Shapiro,
Vice President    None.

Steven J. Sheerin,
Vice President    Formerly consultant with Pricewaterhouse Coopers (November 2000-May 2001) prior to which he was a Vice President of Merrill Lynch Pierce Fenner & Smith, Inc. (July 1998-October 2000).

Bonnie Sherman,
Assistant Vice President   None.

David C. Sitgreaves,
Assistant Vice President   None.

Enrique H. Smith,
Assistant Vice President   Formerly a business analyst with Goldman Sachs (August 1999-August 2001).

Richard A. Soper,
Vice President    None.

Louis Sortino,
Assistant Vice President:
Rochester Division         None.

Keith J. Spencer,
Vice President    None.

Cathleen R. Stahl,
Assistant Vice President   Assistant Vice President and Manager of Women & Investing Program.

Richard A. Stein,
Vice President: Rochester Division  None.

Arthur P. Steinmetz,
Senior Vice President      Senior Vice President of HarbourView Asset Management Corporation.

Jayne M. Stevlingson,
Vice President    None.

Gregory J. Stitt,
Vice President    None.

John P. Stoma,
Senior Vice President      Senior Vice President of OppenheimerFunds Distributor, Inc.

Wayne Strauss,
Assistant Vice President:
Rochester Division         None.

Michael Stricker,
Vice President

Deborah A. Sullivan,
Assistant Vice President,
Assistant Counsel Since December 2001, Secretary of Oppenheimer Trust Company. Formerly, Associate General
Counsel, Chief Compliance Officer, Corporate Secretary and Vice President of Winmill & Co. Inc. (formerly Bull &
Bear Group, Inc.), CEF Advisers, Inc. (formerly Bull & Bear Advisers, Inc.), Investor Service Center, Inc. and
Midas Management Corporation (November 1997 - March 2000).

Mary Sullivan,
Assistant Vice President   None.

Kevin L. Surrett,
Assistant Vice President   None.

Susan B. Switzer,
Vice President    None.

Anthony A. Tanner,
Vice President: Rochester Division  None.

Paul Temple,
Vice President

Eamon Tubridy,
Assistant Vice President   None.

James F. Turner,
Vice President    Formerly portfolio manager for Technology Crossover Ventures (May 2000-March 2001); Assistant
Vice President and Associate Portfolio Manager (August 1999-May 2000) for OppenheimerFunds, Inc.

Cameron Ullyat,
Assistant Vice President   None.

Mark S. Vandehey,
Vice President    Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation
and Shareholder Services, Inc.

Maureen Van Norstrand,
Assistant Vice President   None.

Phillip F. Vottiero,
Vice President    None.

Samuel Sloan Walker,
Vice President    Vice President of HarbourView Asset Management Corporation.

Teresa M. Ward,
Vice President    Vice President of OppenheimerFunds Distributor, Inc.

Darrin L. Watts,
Assistant Vice President   None.

Jerry A. Webman,
Senior Vice President      Senior Vice President of HarbourView Asset Management Corporation.

Christopher D. Weiler,
Assistant Vice President:
Rochester Division         None.

Barry D. Weiss,
Vice President    None.

Christine Wells,
Vice President    None.

Joseph J. Welsh,
Vice President    None.

Catherine M. White,
Assistant Vice President   Assistant Vice President of OppenheimerFunds Distributor, Inc. Formerly, Assistant
Vice President with Gruntal & Co. LLC (September 1998 - October 2000); member of the American Society of Pension
Actuaries (ASPA) since 1995.

William L. Wilby,
Senior Vice President      Senior Vice President (since May 1999) of HarbourView Asset Management Corporation.

Donna M. Winn,
Senior Vice President      President, Chief Executive Officer and Director of OFI Private Investments, Inc.;
Director and President of OppenheimerFunds Legacy Program; Senior Vice President of OppenheimerFunds Distributor,
Inc.

Kenneth Winston,
Senior Vice President      Principal at Richards & Tierney, Inc. (until June 2001).

Brian W. Wixted,
Senior Vice President and
Treasurer         Treasurer of HarbourView Asset Management Corporation; OppenheimerFunds International Ltd.,
Oppenheimer Partnership Holdings, Inc., Oppenheimer Real Asset Management Corporation, Shareholder Services,
Inc., Shareholder Financial Services, Inc., OFI Private Investments, Inc. and OAM Institutional, Inc.; Treasurer
and Chief Financial Officer of Oppenheimer Trust Company; Assistant Treasurer of Oppenheimer Acquisition Corp.
and OppenheimerFunds Legacy Program; an officer of other Oppenheimer funds.

Carol Wolf,
Senior Vice President      An officer of certain Oppenheimer funds; serves on the Board of Chinese Children
Adoption International Parents Council, Supporters of Children, and the Advisory Board of Denver Children's
Hospital Oncology Department.

Kurt Wolfgruber,
Senior Vice President      Director of Tremont Advisers, Inc. (as of January 2002).

Caleb C. Wong,
Vice President    None.

Edward C. Yoensky,
Assistant Vice President   None.

Robert G. Zack
Senior Vice President and
General Counsel   General Counsel and Director of OppenheimerFunds Distributor, Inc.; General Counsel of
Centennial Asset Management Corporation; Senior Vice President and General Counsel of HarbourView Asset
Management Corporation and OAM Institutional, Inc.; Senior Vice President, General Counsel and Director of
Shareholder Financial Services, Inc., Shareholder Services, Inc., OFI Private Investments, Inc. and Oppenheimer
Trust Company; Vice President and Director of Oppenheimer Partnership Holdings, Inc.; Secretary of OAC
Acquisition Corp.; Director and Assistant Secretary of OppenheimerFunds International Ltd.; Director of
Oppenheimer Real Asset Management, Inc.; Vice President of OppenheimerFunds Legacy Program; an officer of other
Oppenheimer funds.

Jill Zachman,
Vice President: Rochester Division  None.

Neal A. Zamore,
Vice President    Formerly (until May 2000) Vice President at GE Capital.

Mark D. Zavanelli,
Vice President    None.

Alex Zhou,
Assistant Vice President   None.

Arthur J. Zimmer,
Senior Vice President      Senior Vice President (since April 1999) of HarbourView Asset Management Corporation.

Susan Zimmerman,
Vice President    None.

The Oppenheimer Funds include the following:

Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (Rochester Portfolio Series)
Oppenheimer Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Capital Preservation Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Concentrated Growth Fund
Oppenheimer Convertible Securities Fund (Bond Fund Series)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Europe Fund
Oppenheimer Global Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer Intermediary Municipal Fund (a series of Oppenheimer Municipal Fund)
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Growth & Income Fund (a series of Oppenheimer Main
   Street Funds, Inc.
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multiple Strategies Fund
Oppenheimer Multi-Sector Income Trust
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Municipal Bond Fund
Oppenheimer New York Municipal Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Value Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small Cap Value Fund
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Select Managers (6 series):
     Gartmore Millennium Growth Fund II
     Jennison Growth Fund
     Mercury Advisors Focus Growth Fund
     Mercury Advisors S&P 500 Index Fund
     QM Active Balanced Fund
     Salomon Brothers AllCap Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (2 series):
     Oppenheimer Disciplined Allocation Fund
     Oppenheimer Value Fund
Oppenheimer Special Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer Tremont Market Neutral Fund LLC
Oppenheimer Tremont Opportunity Fund LLC
Oppenheimer Trinity Core Fund
Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Trinity Value Fund
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (10 series):
     Oppenheimer Aggressive Growth Fund/VA
     Oppenheimer Bond Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Growth & Income Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Multiple Strategies Fund/VA
     Oppenheimer Strategic Bond Fund/VA
Panorama Series Fund, Inc. (4 series):
     Growth Portfolio
     Government Securities Portfolio
     International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the Oppenheimer funds listed above, Shareholder Financial Services, Inc., Shareholder Services,
Inc., OppenheimerFunds Services, Centennial Asset Management Corporation, Centennial Capital Corp., Oppenheimer
Real Asset Management, Inc. and OppenheimerFunds Legacy Program is 6803 South Tucson Way, Englewood, Colorado
80112.

The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc., HarbourView Asset Management Corp.,
Oppenheimer Partnership Holdings, Inc., Oppenheimer Acquisition Corp., OFI Private Investments, Inc., OFI
Institutional Asset Management, Inc. and Oppenheimer Trust Company is 498 Seventh Avenue, New York, New York
10018.

The address of Tremont Advisers, Inc. is 555 Theodore Fremd Avenue, Suite 206-C, Rye, New York 10580.

The address of OppenheimerFunds International Ltd. is Bloc C, Irish Life Center, Lower Abbey Street, Dublin 1,
Ireland.

The address of Trinity Investment Management Corporation is 301 North Spring Street, Bellefonte, Pennsylvania
16823.

Item 27. Principal Underwriter

(a)      OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's shares. It is also the
Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration Statement and listed in Item 26(b) above
(except Oppenheimer Multi-Sector Income Trust and Panorama Series Fund, Inc.) and for MassMutual Institutional
Funds.

(b)      The directors and officers of the Registrant's principal underwriter are:

Name & Principal  Positions & Offices       Positions & Offices
Business Address  with Underwriter  with Registrant
----------------  ----------------  ---------------

Robert Agan (1)   Vice President    None

Janette Aprilante (1)      Secretary        None

Jason R. Bach     Vice President    None
3264 Winthrop Circle
Marietta, GA 30067

Kathleen Beichert (1)      Vice President   None

Gabriella Bercze (2)       Vice President   None

Douglas S. Blankenship     Vice President   None
17011 Woodbark
Spring, TX  77379

Tracey Blinzler (1)        Assistant Vice President  None

Kevin Bonner (1)  Vice President    None

L. Scott Brooks (2)        Vice President   None

Kevin E. Brosmith Senior Vice President     None
170 Phillip Court
Lake Bluff, IL 60044

Jeffrey W. Bryan (2)       Vice President   None

Susan Burton      Vice President    None
4127 Towne Green Circle
Addison, TX 75001

Kathleen Mary Byron        Vice President   None
6 Dahlia Drive
Irvine, CA 92618

Robert A. Coli    Vice President    None
12 White Tail Lane
Bedminster, NJ 07921

Jill E. Crockett (2)       Assistant Vice President  None

Jeffrey D. Damia (2)       Vice President   None

John Davis (2)    Assistant Vice President  None

Stephen J. Demetrovits (2) Vice President   None

Michael W. Dickson         Vice President   None
21 Trinity Avenue
Glastonbury, CT 06033

Joseph A. DiMauro Vice President    None
244 McKinley Avenue
Grosse Pointe Farms, MI 48236

Steven Dombrower (2)       Vice President   None

George P. Dougherty        Vice President   None
4090 Redbud Circle
Doylestown, PA 18901

Cliff H. Dunteman Vice President    None
1196 Fieldstone Dr.
Crystal Lake, IL 60014-1642

John Eiler (2)    Vice President    None

Kent M. Elwell    Vice President    None
35 Crown Terrace
Yardley, PA  19067

Gregg A. Everett  Vice President    None
7124 Trysail Circle
Tampa, FL 33607

George R. Fahey   Vice President    None
9 Townview Court
Flemington, NJ 08822

Eric C. Fallon    Vice President    None
10 Worth Circle
Newton, MA 02458

Katherine P. Feld (2)      Vice President   Assistant Secretary

Mark J. Ferro (2) Vice President    None

Ronald H. Fielding (3)     Vice President   None

Patrick W. Flynn (1)       Senior Vice President     None

John E. Forrest (2)        Senior Vice President     None

John ("J") Fortuna (2)     Vice President   None

P. Lyman Foster (2)        Senior Vice President     None

Victoria Friece (1)        Assistant Vice President  None

Luiggino J. Galleto        Vice President   None
10302 Riesling Court
Charlotte, NC 28277

Michelle M. Gans  Vice President    None
2700 Polk Street, Apt. #9
San Francisco, CA 94109

Lucio Giliberti   Vice President    None
6 Cyndi Court
Flemington, NJ 08822

Raquel Granahan (2)        Vice President   None

Ralph Grant (2)   Senior Vice President     None

Michael D. Guman  Vice President    None
3913 Pleasant Avenue
Allentown, PA 18103

Tonya N. Hammet   Assistant Vice President  None
2612 W. Grand Reserve Circle #227
Clearwater, FL 33759

Clifford W. Heidinger      Vice President   None
90 Gates Street
Portsmouth, NH 03801

Phillipe D. Hemery         Vice President   None
184 Park Avenue
Rochester, NY 14607

Elyse R. Jurman Herman     Vice President   None
1194 Hillsboro Mile, Villa 51
Hillsboro Beach, FL  33062

Wendy G. Hetson   Vice President    None
4 Craig Street
Jericho, NY 11753

Kristen L. Heyburn         Vice President   None
2315 Mimosa Drive #2
Houston, TX 77019

William E. Hortz (2)       Vice President   None

Edward Hrybenko (2)        Vice President   None

Brian F. Husch (2)         Vice President   None

Richard L. Hymes (2)       Assistant Vice President  None

Kathleen T. Ives (1)       Vice President   Assistant Secretary

Eric K. Johnson   Vice President    None
28 Oxford Avenue
Mill Valley, CA 94941

Mark D. Johnson   Vice President    None
15792 Scenic Green Court
Chesterfield, MO 63017

John S. Kavanaugh Vice President    None
2 Cervantes, Apt. #301
San Francisco, CA 94123

Christina J. Keller (2)    Vice President   None

Brian G. Kelly    Vice President    None
60 Larkspur Road
Fairfield, CT 06430

Michael Keogh (2) Vice President    None

Lisa Klassen (1)  Assistant Vice President  None

Richard Klein     Senior Vice President     None
4820 Fremont Avenue So.
Minneapolis, MN 55409

Richard Knott (2) Vice President    None

Dean Kopperud (2) Senior Vice President     None

Brent A. Krantz   Senior Vice President     None
P. O. Box 1313
Seahurst, WA 98062

David T. Kuzia    Vice President    None
9697 S. Golden Eagle Dr.
Highlands, CO 80126

Tracey Lange (2)  Vice President    None

Dawn Lind         Vice President    None
21 Meadow Lane
Rockville Centre, NY 11570

Malissa Lischin (2)        Assistant Vice President  None

James V. Loehle   Vice President    None
30 Wesley Hill Lane
Warwick, NY 10990

John J. Lynch     Vice President    None
5341 Ellsworth
Dallas, TX 75206

Mark Macken       Vice President    None
462 Lincoln Avenue
Sayville, NY 11782

Michael Magee (2) Vice President    None

Steven C. Manns   Vice President    None
1941 W. Wolfram
Chicago, IL 60657

Todd A. Marion    Vice President    None
3 St. Marks Place
Cold Spring Harbor, NY 11724

David M. Martin   Vice President    None
10155 S. Woodrose Lane
Highlands Ranch, CO 80126

LuAnn Mascia (2)  Assistant Vice President  None

Theresa-Marie Maynier      Vice President   None
2421 Charlotte Drive
Charlotte, NC 28203

Anthony P. Mazzariello     Vice President   None
704 Beaver Road
Leetsdale, PA 15056

John C. McDonough Vice President    None
3812 Leland Street
Chevy Chase, MD 20815

Kent C. McGowan   Vice President    None
18424 12th Avenue West
Lynnwood, WA 98037

John V. Murphy (2)         Director President and Trustee

Wendy Jean Murray Vice President    None
32 Carolin Road
Upper Montclair, NJ 07043

Christina Nasta (2)        Assistant Vice President  None

Kevin P. Neznek (2)        Vice President   None

Patrick J. Noble  Vice President    None
1155 Wellesley Avenue #204
Los Angeles, CA 90049

Chad V. Noel      Vice President    None
2408 Eagleridge Drive
Henderson, NV 89014

Raymond Olson (1) Assistant Vice President  None
         & Treasurer

Gayle E. Pereira  Vice President    None
2707 Via Arboleda
San Clemente, CA 92672

Brian C. Perkes   Vice President    None
8734 Shady Shore Drive
Frisco, TX 75034

Charles K. Pettit Vice President    None
22 Fall Meadow Drive
Pittsford, NY 14534

William L. Presutti        Vice President   None
238 Kemp Avenue
Fair Haven, NJ 07704

Elaine Puleo-Carter (2)    Senior Vice President     None

Christopher L. Quinson     Vice President   None
19 Cayuga Street
Rye, NY 10580

Minnie Ra         Vice President    None
100 Dolores Street, #203
Carmel, CA 93923

Heather Rabinowitz (2)     Assistant Vice President  None

Gary D. Rakan     Vice President    None
25031 Woodridge Triangle
Farmington, MI 48335

Michael A. Raso   Vice President    None
16 N. Chatsworth Ave., Apt. 301
Larchmont, NY 10538

Douglas Rentschler         Vice President   None
677 Middlesex Road
Grosse Pointe Park, MI 48230

Michelle Simone Richter (2)         Vice President   None

Ruxandra Risko(2) Vice President    None

David R. Robertson (2)     Senior Vice President     None

Kenneth A. Rosenson        Vice President   None
24753 Bantage Point Terr.
Malibu, CA 90265

James H. Ruff (2) President & Director      None

William R. Rylander        Vice President   None
85 Evergreen Road
Vernon, CT 06066

Thomas Sabow (2)  Vice President    None

Alfredo Scalzo    Vice President    None
9616 Lake Chase Island Way
Tampa, FL 33626

Michael Sciortino Vice President    None
785 Beau Chene Drive
Mandeville, LA 70471

Eric Sharp        Vice President    None
862 McNeill Circle
Woodland, CA 95695

Debbie Simon (2)  Vice President    None

Douglas Bruce Smith        Vice President   None
808 South 194th Street
Seattle,WA 98148

William A. Spetrino        Vice President   None
7631 Yennicook Way
Hudson, OH 44236

Bryan Stein (2)   Vice President    None

John Stoma (2)    Senior Vice President     None

Brian C. Summe    Vice President    None
239 N. Colony Drive
Edgewood, KY 41017

Michael Sussman(2)         Assistant Vice President  None

George T. Sweeney Senior Vice President     None
5 Smoke House Lane
Hummelstown, PA 17036

Scott McGregor Tatum       Vice President   None
704 Inwood
Southlake, TX 76092

James Taylor (2)  Assistant Vice President  None

Martin Telles (2) Senior Vice President     None

David G. Thomas   Vice President    None
1328 N. Cleveland Street
Arlington, VA 22201

Bryan K.Toma      Vice President    None
14575 S. Gallery
Olathe, KS 66062

Floyd A. Tucker   Vice President    None
1930 W. Barry Ave., #2
Chicago, IL 60657

Tanya Valency (2) Vice President    None

Mark Vandehey (1) Vice President    None

Vince Vermette    Assistant Vice President  None

Teresa Ward (1)   Vice President    None

Michael J. Weigner         Vice President   None
4905 W. San Nicholas Street
Tampa, FL 33629

Donn Weise        Vice President    None
3249 Earlmar Drive
Los Angeles, CA 90064

Catherine White (2)        Assistant Vice President  None

Thomas Wilson (2) Vice President    None

Donna Winn (2)    Senior Vice President     None

Philip Witkower (2)        Senior Vice President     None

Cary Patrick Wozniak       Vice President   None
18808 Bravata Court
San Diego, CA 92128

Gregor D. Yuska   Vice President    None
16035 Canterbury Estates Dr.
Ellisville, MO 63021

Robert G. Zack (2)         General Counsel  Secretary
         and Director

(1)6803 South Tucson Way, Englewood, CO 80112
(2)498 Seventh Avenue, New York, NY 10018
(3)350 Linden Oaks, Rochester, NY 14623

(c)      Not applicable.

Item 28. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the
Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OppenheimerFunds, Inc.
at its offices at 6803 South Tucson Way, Englewood, Colorado 80112.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the
Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of  New York and State of New York on the 19th day of July,
2002.

         OPPENHEIMER MONEY MARKET FUND, INC.

          By:  /s/ John V. Murphy                                   *
                  ----------------------------------------------------------
                                         John V. Murphy, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures        Title    Date
----------        -----    ----

/s/ Leon Levy*                              Chairman of the            July 19, 2002
-------------------------------------                Board of Directors
Leon Levy

/s/ Donald W. Spiro*                                 Vice Chairman and          July 19, 2002
-------------------------------------                Director
Donald W. Spiro

/s/ Robert G. Galli*                                 Director                                    July 19, 2002
-------------------------------------
Robert G. Galli

/s/ Benjamin Lipstein*                      Director                                    July 19, 2002
-------------------------------------
Benjamin Lipstein

/s/ John V. Murphy*                                  President and                      July 19, 2002
-------------------------------------                Principal Executive
John V. Murphy                              Officer

/s/ Elizabeth B. Moynihan*                  Director                                    July 19, 2002
-------------------------------------
Elizabeth B. Moynihan

/s/ Kenneth A. Randall*                     Director                                    July 19, 2002
-------------------------------------
Kenneth A. Randall

/s/ Edward V. Regan*                                 Director                                    July 19, 2002
-------------------------------------
Edward V. Regan

/s/ Russell S. Reynolds, Jr.*                        Director                                    July 19, 2002
-------------------------------------
Russell S. Reynolds, Jr.

/s/ Brian W. Wixted*                                 Treasurer and                      July 19, 2002
----------------------                               Principal Financial
Brian W. Wixted                             and Accounting
Officer

/s/ Clayton K. Yeutter*                     Director                                    July 19, 2002
-------------------------------------
Clayton K. Yeutter

*By: /s/ Robert G. Zack
---------------------------------------------
Robert G. Zack, Attorney-in-Fact

OPPENHEIMER MONEY MARKET FUND, INC.

EXHIBIT INDEX

Exhibit No.       Description
-----------       -----------

23(b)    Amended and Restated By-Laws dated April 11, 2002